Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Apr. 30, 2012
Entity Registrant Name	IFM Investments Ltd
Entity Central Index Key	0001477324
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		667,671,676
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Common Class A CNY	Dec. 31, 2010 Common Class A CNY	Dec. 31, 2010 Common Class B CNY	Dec. 31, 2011 United States of America, Dollars USD ($)	Dec. 31, 2011 United States of America, Dollars Common Class A USD ($)
Current assets:
Cash and cash equivalents	235,450	520,647				$ 37,409
Cash in bank-time deposits		120,000
Restricted cash	10,997	32,498				1,747
Accounts receivable, net	97,090	50,599				15,426
Loans receivable, net	37,511	12,732				5,960
Amounts due from related parties	71	1,710				11
Prepaid expenses and other current assets	37,369	55,096				5,937
Total current assets	418,488	793,282				66,490
Non-current assets:
Equity investments	10,595	6,210				1,683
Property and equipment, net	62,513	78,330				9,932
Intangible assets, net	95,827	34,888				15,225
Goodwill	114,698	16,607				18,224
Other non-current assets	22,941	29,225				3,645
Total assets	725,062	958,542				115,199
Current liabilities:
Accounts payable	11,220	17,397				1,783
Accrued expenses and other current liabilities	150,502	163,036				23,910
Amounts due to related parties	266	261				42
Deferred revenue	7,773	9,032				1,235
Total current liabilities	169,761	189,726				26,970
Long-term deposits payable	12,180	13,316				1,935
Contingent consideration payable	44,227					7,027
Deferred tax liabilities	17,543	1,803				2,787
Total liabilities	243,711	204,845				38,719
Redeemable non-controlling interest	66,181					10,515
Commitments and contingencies (Note 23)
Shareholders' equity:
Ordinary shares			4,939	4,533	550		785
Treasury stock (US$0.001 par value, 14,477 and 8,002 Class A ordinary shares repurchased, as of December 31,2010 and 2011, respectively, nil and 22,479 Class A ordinary shares cancelled as of December 31, 2010 and 2011, respectively)		(25,824)
Additional paid-in capital	1,033,892	1,072,079				164,269
Statutory reserves	5,595	5,595				889
Accumulated deficit	(638,380)	(301,865)				(101,428)
Total IFM Investments Limited shareholders' equity	406,046	755,068				64,515
Non-controlling interests	9,124	(1,371)				1,450
Total shareholders' equity	415,170	753,697				65,965
Total liabilities, redeemable non-controlling interest and shareholders' equity	725,062	958,542				$ 115,199

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common Class A
Ordinary shares, shares authorized	3,133,000	3,133,000
Ordinary shares, shares issued	667,672	608,793
Ordinary shares, shares outstanding	667,672	608,793
Treasury stock Class A ordinary shares repurchased, shares	8,002	14,477
Treasury stock Class A ordinary shares cancelled, shares	22,479
Common Class B
Ordinary shares, shares authorized	100,000	100,000
Ordinary shares, shares issued		80,503
Ordinary shares, shares outstanding		80,503
United States of America, Dollars | Common Class A
Ordinary shares, par value (in dollars per share)	0.001	0.001
United States of America, Dollars | Common Class B
Ordinary shares, par value (in dollars per share)	0.001	0.001

Consolidated Statements of Operations In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 United States of America, Dollars USD ($)
Net revenue	604,559	530,829	651,656	$ 96,055
Costs and expenses:
Commissions and other agent-related costs	(428,920)	(318,872)	(289,146)	(68,149)
Operating costs	(296,652)	(199,670)	(119,605)	(47,133)
Selling, general and administrative expenses	(218,110)	(176,271)	(101,421)	(34,654)
Goodwill impairment losses	(30,614)			(4,864)
Net change in fair value of contingent consideration	25,716			4,086
Total costs and expenses	(948,580)	(694,813)	(510,172)	(150,714)
Income (loss) from operations	(344,021)	(163,984)	141,484	(54,659)
Interest income	5,845	6,685	2,244	929
Other income	2,086	9,350		331
Foreign currency exchange loss	(5,713)	(12,161)	(496)	(908)
Income (loss) before income tax and share of associates' losses	(341,803)	(160,110)	143,232	(54,307)
Income tax	(1,103)	(2,985)	(8,275)	(175)
Share of associates' (loss) income	2,496	(605)	(162)	397
Net Income (loss)	(340,410)	(163,700)	134,795	(54,085)
Net loss attributable to non-controlling interests	3,895	1,462	246	619
Net Income (loss) attributable to IFM Investments Limited	(336,515)	(162,238)	135,041	(53,466)
Accretion of convertible redeemable preferred shares		(1,213)	(16,426)
Income allocated to participating preferred shareholders			(64,639)
Net Income (loss) attributable to ordinary shareholders	(336,515)	(163,451)	53,976	$ (53,466)
Net income (loss) per share, basic (in CNY and dollars per share)	(0.5)	(0.25)	0.21	$ (0.08)
Net income (loss) per share, diluted (in CNY and dollars per share)	(0.5)	(0.25)	0.2	$ (0.08)
Net income (loss) per ADS, basic (in CNY and dollars per share)	(22.66)	(11.24)	9.34	$ (3.6)
Net income (loss) per ADS, diluted (in CNY and dollars per share)	(22.66)	(11.24)	9.19	$ (3.6)
Shares used in calculating net income (loss) per share, basic (in shares)	668,291	654,637	260,000	668,291
Shares used in calculating net income (loss) per share, diluted (in shares)	668,291	654,637	264,396	668,291
Number of ADS used in calculating net income (loss) per ADS, basic (in shares)	14,851	14,547	5,778	14,851
Number of ADS used in calculating net income (loss) per ADS, diluted (in shares)	14,851	14,547	5,875	14,851

Consolidated Statements of Shareholders' (Deficit) Equity (CNY) In Thousands, unless otherwise specified	Total	Ordinary Shares	Treasury stock	Additional Paid-in Capital	Statutory Reserves	Accumulated Deficit	Non-controlling Interests
Balance at Dec. 31, 2008	(252,353)	2,152		13,508		(268,013)
Balance (in shares) at Dec. 31, 2008		260,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	134,795					135,041	(246)
Share-based compensation	1,858			1,858
Establishment of subsidiaries	302						302
Accretion of convertible redeemable preferred shares	(16,426)			(15,366)		(1,060)
Appropriation to statutory reserves					1,173	(1,173)
Balance at Dec. 31, 2009	(131,824)	2,152			1,173	(135,205)	56
Balance (in shares) at Dec. 31, 2009		260,000
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon initial public offering	537,168	1,279		535,889
Issuance of ordinary shares upon initial public offering (in shares)		187,312
Net income (loss)	(163,700)					(162,238)	(1,462)
Issuance of ordinary shares upon exercise of share options	2,664	21		2,643
Issuance of ordinary shares upon exercise of share options (in shares)		3,142
Share-based compensation	16,860			16,860
Establishment of subsidiaries	35						35
Accretion of convertible redeemable preferred shares	(1,213)			(1,213)
Conversion of convertible redeemable preferred shares	519,531	1,631		517,900
Conversion of convertible redeemable preferred shares (in shares)		238,842
Appropriation to statutory reserves					4,422	(4,422)
Share repurchases	(25,824)		(25,824)
Share repurchases (in shares)			(14,477)
Balance at Dec. 31, 2010	753,697	5,083	(25,824)	1,072,079	5,595	(301,865)	(1,371)
Balance (in shares) at Dec. 31, 2010		689,296	(14,477)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(339,406)					(336,515)	(2,891)
Issuance of ordinary shares upon exercise of share options	583	5		578
Issuance of ordinary shares upon exercise of share options (in shares)		855
Share-based compensation	3,234			3,234
Establishment of subsidiaries	13,386						13,386
Share repurchases	(16,324)		(16,324)
Share repurchases (in shares)			(8,002)
Cancellation of Treasury stock		(149)	42,148	(41,999)
Cancellation of Treasury stock (in shares)		(22,479)	22,479
Balance at Dec. 31, 2011	415,170	4,939		1,033,892	5,595	(638,380)	9,124
Balance (in shares) at Dec. 31, 2011		667,672

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 United States of America, Dollars USD ($)
Cash flows from operating activities:
Net income (loss)	(340,410)	(163,700)	134,795	$ (54,085)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Goodwill impairment	30,614			4,864
Net change in fair value of contingent consideration	(25,716)			(4,086)
Depreciation and amortization	34,629	22,945	17,941	5,502
Allowance for doubtful accounts	14,343	9,041	12,151	2,279
Effects of foreign currency exchange loss	5,713	12,161	496	908
Share-based compensation	3,234	16,860	1,858	514
Deferred tax liabilities	(395)	(38)	(518)	(63)
Share of associates' losses (income)	(2,496)	605	162	(397)
Loss on disposal of equipment and leasehold improvement	16,098	3,060	1,638	2,558
Changes in operating assets and liabilities:
Accounts receivable	(60,834)	575	(60,456)	(9,666)
Loans receivable	341	218		54
Prepaid expenses and other current assets	15,366	(28,289)	(1,513)	2,441
Other non-current assets	6,284	(15,797)	(1,316)	998
Accounts payable	1,433	(3,387)	72	228
Accrued expenses and other current liabilities	(10,775)	25,269	76,621	(1,712)
Deferred revenue	(1,259)	2,368	1,268	(200)
Long-term deposits payable	(1,136)	(349)	137	(180)
Net cash provided by (used in) operating activities	(314,966)	(118,458)	183,336	(50,043)
Cash flows from investing activities:
Restricted cash	949	6,056	(240)	151
Placement/rollover of matured time deposits	(139,415)	(208,282)		(22,151)
Proceeds from maturity of time deposit	259,415	88,282		41,217
Purchases of equipment and leasehold improvement	(37,768)	(48,794)	(14,118)	(6,001)
Loan issuance	(72,070)	(16,150)		(11,451)
Receipt of loan principals	46,950	3,200		7,460
Business combinations, net of cash acquired	(26,587)	(8,649)		(4,224)
Purchase of equity investment	(1,900)	(6,535)		(302)
Advance to the escrow account related to the acquisition of subsidiary		(5,000)
Proceeds from disposal of equity investment		600
Net cash (used in) provided by investing activities	29,574	(195,272)	(14,358)	4,699
Cash flows from financing activities:
Share repurchases	(15,332)	(26,816)		(2,436)
Restricted cash-customers deposits	19,216	(8,343)	(11,331)	3,053
Payment of initial public offering costs	(1,315)	(13,572)	(4,251)	(209)
Proceeds from issuance of ordinary shares upon initial public offering		557,455
Proceeds from issuance of ordinary shares upon exercise of share options	583	2,664		93
Capital contributions from non-controlling interests	2,550	35	302	405
Advances from related parties			38,158
Repayment of advances from related parties		(1,338)	(34,213)
Net cash (used in) provided by financing activities	5,702	510,085	(11,335)	906
Effects of foreign exchange rate changes on cash and cash equivalents	(5,507)	(10,297)	(31)	(875)
Net increase (decrease) in cash and cash equivalents	(285,197)	186,058	157,612	(45,313)
Cash and cash equivalents at the beginning of the year	520,647	334,589	176,977	82,722
Cash and cash equivalents at the end of the year	235,450	520,647	334,589	37,409
Supplemental schedule of non-cash activities
Conversion of convertible redeemable preferred shares into ordinary shares		519,531
Consideration payable for business combination	44,227	1,587		7,027
Supplemental disclosure of cash flow information
Income tax paid	2,496	1,405	131	397
Interest paid	0

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a)
Organization and principal activities

        IFM Investments Limited (the "Company") was incorporated in the Cayman Islands on November 30, 2005, by IFM Holding Company Ltd. ("IFM Holding"), a Cayman Islands exempt company. In incorporating the Company, IFM Holding contributed all of its equity interests in IFM Company Ltd. ("IFM Co."), a Cayman Islands exempt company, to the Company. IFM Holding was a wholly-owned subsidiary of Maxpro International Enterprise, Inc. ("Maxpro"), a New York corporation. Maxpro was 100% owned by Mr. Donald Zhang through D&M Capital Corporation.

        On December 15, 2005, IFM Overseas Partners L.P., a Cayman Islands limited partnership (the "Partnership") was established and IFM Holding and IFM Overseas Limited became the limited and general partner of the Partnership, respectively. IFM Overseas Limited was 100% owned by Mr. Donald Zhang through Maxpro.

        On August 24, 2006, IFM Holding contributed all of its equity interests in the Company to the Partnership in exchange for 80% ownership therein. On the same date, Mr. Harry Lu was admitted to the Partnership as a limited partner with a 20% ownership.

        Following the contribution of the Company to the Partnership, on August 24, 2006, Goldman Sachs Strategic Investments (Asia) L.L.C. ("Goldman") committed to invest US$22.0 million (approximately RMB175.3 million) in the Company in exchange for 200.0 million Series A Preferred Shares.

        On August 18, 2006, the Company adopted an Employee Stock Option Plan (the "ESOP"). 40.0 million ordinary shares were reserved and authorized for issuance under the ESOP.

        On October 19, 2007, the Company issued 105.3 million Series B Preferred Shares to GL Asia Mauritius II Cayman Limited for US$40.0 million (approximately RMB300.6 million).

        On October 19, 2007, the shareholders of the Company approved to amend the ordinary shares reserved under the ESOP to 85.3 million and the ordinary shares authorized under the ESOP to 52.5 million.

        On February 21, 2008, the Company issued 6.1 million Series B Preferred Shares to Realogy Corporation ("Realogy") for US$2.3 million (approximately RMB16.7 million).

        On December 30, 2009, in preparation for the intended Qualified IPO and potential IPO as amended, the shareholders and Board of the Company approved resolutions effecting certain amendments to the authorised and issued share capital to effect a 10-for-one split of the Company's share capital pursuant to which each ordinary share, Series A and Series B convertible preferred share of the Company was subdivided into 10 shares at a par value of US$0.001 per share. All share and per share amounts presented in the consolidated financial statements have been restated on a retroactive basis to reflect the effect of the share split.

        On January 28, 2010, the Company offered 12,487,500 (equivalent to 4,162,500 after the ratio change as described in Note 27 under item 18) American Depositary Shares ("ADS"), representing 187,312,500 ordinary shares at US$ 7.00 each to public (equivalent of US$21.00 each to after ratio change as described in Note 27 under item 18), raising gross proceeds of RMB 557.5 million. The Company's ADS are quoted on New York Stock Exchange ("NYSE").

        On February 2, 2010, upon the closing of the public offering, certain amendments to the authorised and issued share capital became effective as follows:

  i)
  increased the authorised share capital of the Company from US$1,325,114 divided into 1,013,746,760 ordinary shares, 200,000,000 Series A Preferred Shares and 111,367,270 Series B Preferred Shares to US$3,333,000 divided into 3,021,632,730 ordinary shares, 200,000,000 Series A Preferred Shares and 111,367,270 Series B Preferred Shares by the creation of an additional 2,007,885,970 ordinary shares;

  ii)
  reorganized the share capital such that the total authorised share capital of the Company of 3,333,000,000 shares of a nominal or par value of US$0.001 each being reclassified and re-designated into 3,133,000,000 Class A ordinary shares of a nominal or par value of US$0.001 each (the "Class A Ordinary Shares"), 100,000,000 Class B ordinary shares of a nominal or par value of US$0.001 each (the "Class B Ordinary Shares") and 100,000,000 preferred shares of a nominal or par value of US$0.001 each (the "Preferred Shares");

  iii)
  converted all of the then currently issued and outstanding 200,000,000 Series A Preferred Shares and 111,367,270 Series B Preferred Shares into 238,842,277 Class A Ordinary Shares; and

  iv)
  re-designated all of the then issued and outstanding ordinary shares into Class A Ordinary Shares on a one to one basis and further re-designated 80,502,938 of the then issued and outstanding Class A Ordinary Shares registered in the name of Goldman Sachs Strategic Investments (Asia) L.L.C. into 80,502,938 Class B Ordinary Shares.

        On May 9, 2011, Goldman Sachs Strategic Investments (Asia) L.L.C converted all of its 80,502,938 Class B ordinary shares into 80,502,938 Class A ordinary shares.

        The Company's subsidiaries are principally engaged in franchising the CENTURY 21® brand name and operation systems to regional sub-franchisees and outlet stores (collectively "franchisees") that are independently-owned and operated. The Company provides operational and administrative services, tools and systems to franchisees, which are designed to assist franchisees in achieving increased revenue and profitability. Specifically, the Company and its subsidiaries operate in the following businesses:

  (i)
  Company-owned Brokerage Services—operates a full-service real estate brokerage business under the CENTURY 21® brand name in the People's Republic of China ("PRC").

  (ii)
  Mortgage Management Services—provides real estate mortgage brokerage and comprehensive advisory services in connection with the selection, application for and procurement of mortgage products to banks and home buyers, with part of these services provided in connection with the Company's real estate brokerage services business. Commencing from the third quarter of 2010, the Company also began to offer entrusted and mortgage credit loans to consumers, with terms ranging from two to twelve months, which are secured with the borrowers' properties with no or one mortgage.

  (iii)
  Franchise Services—franchises the CENTURY 21® brand name and operation system in the PRC. On March 22, 2000, IFM Company Limited ("IFM Co."), one of the wholly-owned subsidiaries of the Company, entered into an arrangement, a Restated Century 21 International Subfranchise Agreement For the People's Republic of China ("Master Franchise Agreement"), with Cendant Global Services B.V. ("Cendant"), the owner of the CENTURY 21® brand, to acquire the exclusive right to use the CENTURY 21® brand and operation system in the PRC, from year 2000 to 2025 and is extendable at the Group's election for unlimited additional terms of 25 years upon payment of renewal fees of US$4.5 million for each renewal. Cendant Corporation, Cendant's parent company, subsequently restructured their business and spun off Cendant into Realogy. As part of this spin-off, Cendant assigned its rights under the Master Franchise Agreement to Realogy.

  (iv)
  Primary and Commercial Services—comprises three business units, which provide primary real estate agency services including planning, consulting, and brokerage services to commercial and residential property developers.

        The Company and its subsidiaries are collectively referred to as the "Group".

b)
Reorganization

        The Company was established in the Cayman Islands in 2005 and subsequently reorganized on August 24, 2006 to be the holding company of its subsidiaries to facilitate investments by private equity investors (the "Reorganization"). To complete the Reorganization, entities that were held by Beijing Xinye Jia Yuan Real Estate Consulting Co., Ltd. ("Xinye"), a wholly-owned foreign enterprise, which were under the common control of Mr. Donald Zhang and Mr. Harry Lu, were transferred to the Company. These entities held by Xinye were:

Name		Place of registration / operation	% of Ownership held by Xinye	Effective date of transfer to the Company	Principal activity
1	Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")	PRC	51%	Dec 4, 2008	Real estate franchising
2	Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	PRC	11%	Aug 12, 2008	Real estate franchising
3	Xiamen Shijitonghe Real Estate Consultant Co., Ltd. ("Xiamen")	PRC	10%	Dec 26, 2008	Real estate franchising
4	Shandong Jinan Sanlian Real Estate Brokerage Co., Ltd. ("Shandong")	PRC	15%	Dec 4,2006	Real estate franchising
5	Shaanxi Lide Industry Investments Co., Ltd. ("Xian")	PRC	10%	Feb 9, 2009	Real estate franchising

        The above entities were owned by Xinye and were transferred to the Company upon the completion of the Reorganization on February 9, 2009.

        Since Xinye and the Company were under common control of Mr. Donald Zhang and Mr. Harry Lu, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the years presented

c)     Major subsidiaries, variable interest entities ("VIE") and equity investments

        As of December 31, 2011, the Company's major subsidiaries, VIEs and equity investments are listed below.

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
Subsidiaries
1	IFM Company Ltd. ("IFM Co.")	Oct 4, 1999	Cayman Islands	100%	Subsidiary	Holding franchise right
2	Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	Mar 1, 2000	PRC	100%	Subsidiary	Real estate franchising
3	Genius Nation Investments Ltd. ("Genius")	May 18, 2006	British Virgin Islands	100%	Subsidiary	Investment holding
4	Shanghai Ruifeng Real Estate Investments Consultant Co., Ltd. ("Shanghai Ruifeng")	Sep 28, 2006	PRC	100%	Subsidiary	Real estate brokerage service
5	Beijing Anxin Ruide Real Estate Brokerage Co., Ltd.("Beijing Anxin")	Oct 19, 2006	PRC	100%	Subsidiary	Real estate brokerage service
6	Shanghai Anshijie Real Estate Consultant Co., Ltd. ("Anshijie")	Nov 28, 2006	PRC	100%	Subsidiary	Investment holding
7	Beijing Kaisheng Jinglue Guarantee Co., Ltd., ("MMC BJ")	Aug 13, 2007	PRC	100%	Subsidiary	Real estate mortgage brokerage service
8	Kaisheng Jinglue (Shanghai) Investment Management Co., Ltd. ("MMC SH")	Apr 8, 2008	PRC	100%	Subsidiary	Real estate mortgage brokerage service
9	Beijing IFM International Real Estate Brokerage Co., Ltd. ("IFM BJ Broker")	May 27, 2008	PRC	100%	Subsidiary	Real estate franchising
10	Beijing IFM Investment Managements Limited ("IFM BJ Inv")	Sep 27, 2008	PRC	100%	Subsidiary	Investment holding
11	Shanghai Ruifeng Investment Managements Limited ("Ruifeng Inv")	Nov 20, 2008	PRC	100%	Subsidiary	Real estate brokerage service
12	Beijing Huachuang Xunjie Technology Co., Ltd. ("Huachuang")	July 16, 2009	PRC	100%	Subsidiary	Software development and licensing
13	Business Vision Management Consultants Limited ("BVMC")	Sep 18, 2009	HK	85%	Subsidiary	Investment holding
14	Beijing Kaicheng Huaxin Investment Consultants Limited ("PRI")	Oct 20, 2009	PRC	70%	Subsidiary	Primary residential properties market advisory service
15	Beijing Xinrui Shijiao Business Managements Consultant Co., Ltd. ("COM")	Jan 4, 2010	PRC	85%	Subsidiary	Commercial properties market advisory service
16	Shenzhen Kaian Investments Guarantee Co., Ltd ("Kaian")	Mar 10, 2010	PRC	100%	Subsidiary	Real estate mortgage brokerage service
17	Tianjin Shiji TianRe Investment Management Company Ltd. ("TianRe Co., Ltd.")	Jul 21, 2010	PRC	75%	Subsidiary	Fund management
18	Beijing Kudiantongfang Technology Co., Ltd. ("Kudian")	Apr 6,2011	PRC	100%	Subsidiary	Software development and licensing
19	GuangZhou Anshijie Real Estate Brokerage Co., Ltd. ("GZASJ")	Jun 10,2011	PRC	100%	Subsidiary	Real estate brokerage service
20	Sichuan Ruichangyuan Investment management Co., Ltd. ("CD Ruichuangyuan")	Jun 20,2011	PRC	100%	Subsidiary	Investment and management consulting
21	Beijing Hui Jin Mortgage Limited Company ("Hui Jin")	Sep 10,2009	PRC	100%	Subsidiary	Real estate mortgage brokerage service
22	Beijing SG Xinrui Real Estate Brokerage Co., Ltd.	Aug 4,2011	PRC	55%	Subsidiary	Primary real estate agency service
23	City Integrated Residential Services (China) Limited ("CIR")*	Oct 25, 2000	HK	100%	Subsidiary	Investment holding
24	CIR Real Estate Consultant (Shenzhen) Co., Ltd. ("Shenzhen CIR")*	Sep 15, 2005	PRC	100%	Subsidiary	Real estate brokerage service
25	Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")*	Sep 29, 2002	PRC	100%	Subsidiary	Real estate franchising
26	Chengdu Yize Real Estate Brokerage Co., Ltd. ("IFM CD")*	Sept 4,2003	PRC	100%	Subsidiary	Real estate franchising
27	Chengdu Yichuan Real Estate Brokerage Co., Ltd. ("Chengdu Yichuan")*	Jun 28, 2006	PRC	100%	Subsidiary	Real estate brokerage service
28	Chengdu Yidao Real Estate Brokerage Co., Ltd.("MMC CD")*	Mar 4, 2004	PRC	100%	Subsidiary	Real estate mortgage brokerage service
29	SG International Investments Limited ("Shanggu")*	Jan 25,2011	Cayman Islands	55%	Subsidiary	Investment holding
30	SG Strategic Investments (Hong Kong) Limited ("SG HK")*	Feb 23,2011	HK	55%	Subsidiary	Investment holding
31	Beijing SG New Century Consulting Service Company*	May 19,2011	PRC	55%	Subsidiary	Primary real estate agency service
VIEs
1	Beijing Huaxing Tianye Investment Management Co., Ltd ("Huaxing")	Sept 6, 2010	PRC	100%	VIE	Investment management
2	Beijing Rongzhong XingyeInvestment Co., Ltd ("Rongzhong")	Sept 6, 2010	PRC	100%	VIE	Investment management
3	Beijing Longhe Weiye Real Estate Brokerage Co., Ltd. ("Anxin Inv")	Nov 24,2010	PRC	100%	VIE	Real estate brokerage service

Name		Date of Incorporation	Place of Incorporation	% of Ownership held by the Company	Relationship with the Company	Principal activity
Equity Investments
1	Shaanxi Lide Industry Investments Co., Ltd. ("Xian")	Dec 12, 2006	PRC	10%	Investment under the equity method	Real estate franchising
2	Tianjin Shiji TianRe Equity Investment Fund Management Limited Partnership ("Fund Management Partnership")	July 21, 2010	PRC	75%	Investment under the equity method	Fund management
3	Tianjin Shiji TianRe Equity Fund Limited Partnership ("TianRe Fund I")	Aug 19, 2010	PRC	4.14%	Investment under the equity method	Fund investment

*—The subsidiaries marked with * were acquired by the Group through business combination.

d)    Liquidity

        The Group's consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. The Group incurred net income of approximately RMB134.8 million for the year ended December 31, 2009, net loss of approximately RMB163.7 million for the year ended December 31, 2010, and net loss of approximately RMB340.4 million for the year ended December 31, 2011. The net cash provided by operating activities was approximately RMB183.3 million for the year ended December 31, 2009, the net cash used in operating activities was approximately RMB118.5 million for the year ended December 31, 2010, and the net cash used in operating activities was approximately RMB315.0 million for the year ended December 31, 2011. Accumulated deficit was RMB301.9 million and RMB638.4 million as of December 31, 2010 and 2011, respectively. The Group assesses its liquidity by considering its ability to generate cash to fund its operations, its ability to attract investors and its ability to borrow funds on favorable economic terms. Historically, the Group has relied principally on both operational sources of cash, as well as non-operational sources of financing, from related parties and outside investors, to fund its operations and capital expansion needs. Furthermore, the Company received gross proceeds of RMB557.5 million from its initial public offering on the New York Stock Exchange on January 28, 2010. Since then, the Group has utilized a significant amount of cash on hand and the proceeds from initial public offering to open more sales offices in Beijing, Shanghai, Shenzhen and Chengdu as the Group expanded its network of company-owned brokerage services throughout the first quarter of 2011, and to expand its mortgage management services and primary and commercial services throughout 2010 and 2011. The Group has reduced the number of sales offices significantly from 621 as of December 31, 2010 to 386 as of December 31, 2011. As a result, the Group expects to incur less fixed costs for company-owned brokerage services with less sales offices and less sales staff. Based on above considerations, the Group's consolidated financial statements have been prepared on a going concern basis.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)    Basis of preparation and consolidation

        The Group's consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation. The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

        The Reorganization as described in Note 1(b) above has been accounted for as a reorganization of businesses under common control in a manner similar to a pooling of interests. Accordingly, the accompanying consolidated financial statements of the Group include the assets and liabilities of the subsidiaries at their historical carrying amounts. In addition, the accompanying consolidated statements of operations, consolidated balance sheets and consolidated statements of cash flows include the results of operations and cash flows of the Group, as if the current group structure had been in existence throughout the years presented.

        A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

        A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, has controlling financial interest of the entity. The Company or its subsidiary is considered to be the primary beneficiary if the Company or its subsidiary has the power to direct the activities that most significantly impact the VIE's economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.

        Investments in business entities, including a limited partnership (see Note 7), in which the Group does not have control but has the ability to exercise significant influence over operating and financial policies or is the general partner, are accounted for using the equity method.

b)    Use of estimates

        The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group's consolidated financial statements mainly include the useful lives of property and equipment and intangible assets, allowance for doubtful accounts, allowance for loan impairment, provision for losses associated with the interim financial guarantees, valuation allowance of deferred tax assets, and purchase price allocation relating to business combinations as well as property and equipment and goodwill and intangible assets impairment assessment. In addition, the Group uses assumptions in the valuation model to estimate the fair value of share options granted. The Group bases its estimates of the carrying value of certain assets and liabilities on historical experience and on other various factors that they believe to be reasonable under the circumstances, when the carrying values are not readily available from other sources.

c)     Convenience translation

        Translations of balances in the consolidated statements of operations, consolidated balance sheets and consolidated statements of cash flows from RMB into United States dollars ("US$") as of and for the year ended December 31, 2011 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2939, representing the rate as certified by the H.10 weekly statistical release of the Federal Reserve Board on December 30, 2011. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2011, or at any other rate.

d)    Cash and cash equivalents and cash in bank-time deposits

        Cash and cash equivalents consist of cash on hand and demand deposits which are unrestricted as to withdrawal or use, and which have maturities of three months or less.

        Cash in bank-time deposits consist of time deposits with banks with maturities of more than three months and less than one year.

e)    Restricted cash

        The restricted cash relates to (i) initial sales deposits received from the property buyers on behalf of the property sellers during the purchase process, which are deposited into designated bank accounts, (ii) cash deposited into banking institutions as security deposits for the mortgage management services, and (iii) cash proceeds related to National Advertising Fund (as defined in Note 2(k)) for marketing purposes on behalf of its franchisees. The total amount of restricted cash was approximately RMB32.5 million and RMB11.0 million as of December 31, 2010 and 2011, respectively.

f)     Accounts receivable

        Accounts receivable represent amounts recognized as revenue which have yet to be received from customers and franchisees. The Group accrues an allowance for doubtful accounts for those receivable balances which are unlikely to be collected based on management's analysis and estimates. Accounts receivable are stated net of the allowance for doubtful accounts.

g)     Property and equipment

        Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computers and software	5 years
Furniture, fixtures and equipment	5 years
Vehicles	5 years
Leasehold improvements	Shorter of lease term or estimated useful lives of assets

        Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. Gains and losses from the disposal of property and equipment are included in income (loss) from operations.

h)    Intangible assets

        Intangible assets as of December 31, 2010 and 2011 consisted of:

  i)
  CENTURY 21® franchise rights acquired from Realogy represent the rights to use and sub-franchise the CENTURY 21® brand in the PRC for an initial period of 25 years (see Note 11). The Group amortizes intangible assets over their estimated useful lives on a straight-line basis.

  ii)
  Acquired intangible assets include the reacquired CENTURY 21® franchise rights, customer relationships, real estate listing databases, trademark, and sub-franchisee base, brand name and mortgage credit license (see Note 11). Acquired intangible assets are recorded at fair value on the acquisition date and the Group amortizes the definite-lived intangible assets over their estimated useful lives on a straight-line basis. The value of indefinite-live intangible assets is not amortized, but tested for impairment annually on November 30 of each year, or whenever events or changes in circumstances indicate the carrying value of the assets may not be recoverable.

i)     Goodwill and indefinite-lived intangible assets

        Goodwill represents the excess of costs over fair value of assets of businesses acquired. Any shortfall represents the amount of goodwill impairment. The Group completes a two-step goodwill impairment test annually or more frequently if circumstances indicate impairment may have occurred. The first step compares the fair value of each reporting unit to its carrying amount. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

        Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the intangible assets to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

        The Group reviews the carrying amounts of goodwill and other indefinite-lived intangible assets at November 30 each year to determine if such assets may be impaired. Goodwill impairment losses for the years ended December 31, 2009, 2010 and 2011 were nil, nil and RMB30.6 million, respectively. For indefinite-lived intangible assets, there is no impairment losses incurred for all the years presented.

j)     Impairment of long-lived assets

        The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition where the fair value is lower than the carrying value, measurement of an impairment loss is recognized in the statements of operations for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the years presented.

k)    Revenue recognition

        The Group recognizes revenue where there is persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded net of sales related taxes and discounts.

Company-Owned Brokerage Services

        As an owner-operator of real estate brokerages, the Group assists customers in listing, marketing, selling, leasing and finding secondary properties and earns brokerage commissions. Brokerage commissions earned are recorded as revenue upon the signing of a real estate sales and purchase agreement between the buyer and the seller or rental agreement between the tenant and the landlord. The signing of such agreements is the evidence of recognition of the provision of the Group's services by the customers.

        Under primary property projects, the Group recognizes the commission revenue when the relevant purchase contract between property developers and property buyers become unconditional or irrevocable, and the services as stipulated in the agency contracts have been rendered by the Group. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as total volume over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

        The staff commissions are recognized concurrently with the associated brokerage commission revenues, which are upon executing the sales and purchase agreement or rental agreement, and are presented as part of commissions and other agent-related costs in the consolidated statements of operations.

Mortgage Management Services

        The Group provides mortgage management services, many of which are provided in connection with the company-owned brokerage services business. The Group historically also provides interim financial guarantees to banking institutions in Beijing for a period ranging from approximately one to six months while government-owned property registries process and release the relevant mortgage pledge documents to the relevant banking institutions. Since the second quarter of 2010, the Group ceased to provide such interim financial guarantees.

        The mortgage management services income is recognized on a net basis when the mortgage loan funds are disbursed by banks to the customers. The financial guarantee revenue is recognized when the respective mortgage pledge documents are collateralized by the banking institutions.

        The group also began to offer entrusted and mortgage credit loans, through its partnership arrangement with certain banks, and through the mortgage credit to consumers in the lives of loans, since the third quarter of 2010. Income for the entrusted and mortgage credit loans is recognized in the income statement over the lives of the loans, based on effective interest rates. The Group reviews the carrying amounts of entrusted and mortgage credit loans at each quarter end or more frequently if circumstances indicated impairment may have occurred. The Group did not incur any impairment losses on the entrusted and mortgage credit loans for the years ended December 31, 2010 and 2011.

Franchise Services

        The Group recognizes franchise fee revenue as earned. Franchise revenue includes initial franchise fees, which are generally non-refundable and recognized by the Group as revenue when all services or conditions relating to the initial franchise fee have been performed and the Group has fulfilled all its commitments and obligations (generally when a franchisee commences its operations under the CENTURY 21® brand). Franchise revenue also consists of recurring franchise fees received from the Group's franchisees. The recurring franchise fees received are primarily based on the higher of a percentage of the franchisees' monthly gross income or a fixed minimum monthly amount. The recurring franchise fees are accrued as the underlying franchisee revenue is earned. For the years ended December 31, 2009, 2010 and 2011, the Group's initial franchise fees were RMB12.1 million, RMB1.3 million and RMB10.3 million, respectively.

        The Group also collects marketing fees from its franchisees and utilizes such fees to fund advertising campaigns on behalf of its franchisees (known as National Advertising Fund, or NAF). The NAF collected from the franchisees are restricted cash and correspond to the policy on restricted cash (see Note 2(e)). Management fee income of NAF, which is 15% of marketing fees collected from franchisees, is recognized in proportion to the NAF spent during the reporting periods.

Primary and Commercial Services

        The Group provides marketing and sales agency services to real estate developers. The Group recognizes the commission revenue when the relevant purchase contract between property developers and property buyers become unconditional or irrevocable, and the services as stipulated in the agency contracts have been rendered by the Group. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as total volume over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

        The Group provides real estate consulting and agency services to commercial property developers. The Group recognizes revenue on consulting services when it has completed its services.

l)     Loans receivable and allowance for loans receivable

        Loans are reported at their outstanding principal balances net of any unearned income and unamortized deferred fees and costs. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to income over the lives of the related loans. Based on management's initial intent and ability with regard to those loans, all the loans are held-for-investment and are classified as Loans, net of unearned income on the Consolidated Balance Sheets, and the related cash flows are included within the cash flows from investing activities category in the Consolidated Statement of Cash Flows on the lines Providing loans and Receipt of loan principals.

        As a general policy, interest accrual ceases when monthly interest payments are 90 days contractually past due.

        Allowance for loan impairment represents management's best estimate of probable impairment inherent in the portfolio, as well as probable impairment related to large individually evaluated impaired attribution of the allowance is made for analytical purposes only, and the entire allowance is available to absorb probable loan impairment inherent in the overall portfolio. Additions to the allowance are made through the provision for loan impairment. Loan impairments are deducted from the allowance, and subsequent recoveries are added.

        No impairment of loans receivable was recognized for the years ended December 31, 2010 and 2011.

m)   Deferred revenue

        Deferred revenue generally consists of advances of brokerage commissions from customers for company-owned brokerage services and advances received from franchisees for initial franchise fees paid prior to the Group fulfilling its obligations as of balance sheet dates and they are recognized and transferred to revenue upon rendering of the services.

n)    Advertising expenses

        Advertising costs are expensed as incurred. Advertising-related expenses, including promotional expenses and production costs of marketing materials, amounted to RMB12.1 million, RMB30.8 million and RMB51.9 million during the years ended December 31, 2009, 2010 and 2011, respectively.

o)    Business tax and related surcharges

        The Group is subject to business tax and related surcharges on the services provided in the PRC. Such tax is levied based on revenue at an applicable rate between 5.6% and 5.65% and is recorded as a reduction of revenues.

p)    Foreign currency translation

        The functional currency of the Company and its subsidiaries is RMB. Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of operations.

q)    Fair value measurements

        The Group's financial instruments include cash and cash equivalents, cash in bank-time deposits, restricted cash, accounts receivable, amounts due from/to related parties, loans receivable, equity investments, accounts payable, financial guarantees, accrued expenses and other liabilities. The carrying amounts of these financial instruments approximate their fair values. The Group measures its time deposits at fair value. A three-tier hierarchy is established which prioritizes the inputs used in the valuation methodologies in measuring fair value:

  Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

  Level 2—include other inputs that are directly or indirectly observable in the marketplace.

  Level 3—unobservable inputs which are supported by little or no market activity.

        The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

        The Group values time deposits using quoted prices for securities with similar characteristics and other observable inputs. Accordingly, the valuation techniques are classified as Level 2.

        Contingent consideration payable arose from the acquisition of SG International Investments Limited ("Shanggu") (note 2(u) and 9) and were valued based on estimated outcomes of the contingency and their probabilities. The Group classifies the valuation techniques that use these inputs as Level 3.

        The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2010 and 2011.

		Fair value measurement at reporting date using
Items	As of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents:
Time deposits with maturities of three months or less	60,171,366	—	60,171,366	—
Cash in bank-time deposits:
Time deposits with maturities over three months	120,000,000	—	120,000,000	—

Total	180,171,366	—	180,171,366	—

		Fair value measurement at reporting date using
Items	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents:
Time deposits with maturities of three months or less	—	—	—	—
Cash in bank-time deposits:
Time deposits with maturities over three months	—	—	—	—
Contingent consideration payable
Contingent consideration payable over one year	44,227,000	—	—	44,227,000

Total	44,227,000	—	—	44,227,000

Contingent consideration payable

        The following summarizes the Group's contingent consideration payable as of December 31, 2011 (in RMB thousands):

Balance as of December 31, 2010	—
Purchases, sales, issuances, and settlements (net)	69,943
Total gains or losses for the period	(25,716)

Balance as of December 31, 2011	44,227

        The Group determined the fair value of the contingent consideration liability based on a probability-weighted cash flow analysis. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration liability associated with those future earn-out payments was based on several factors including:

  •
  Collected cash to revenue ratio, which reflected the acquired business' ability to collect cash generated from revenue;

  •
  The estimated profit performance of the acquired business in the earn-out periods based on scenario analysis;

  •
  The estimated probability of achieving the pre-determined profit performance target in the earn-out period; and

  •
  Discount rate, which reflected the uncertainty associated with payments of contingent consideration;

r)     Share-based compensation

        The Company issues share options granted under a share incentive plan. The cost of employee services received in exchange for share-based compensation is measured at the grant date fair value of the award. Share-based compensation that were granted with service conditions are recognized, net of an estimated forfeiture rate, over the requisite service period of the award, which is the vesting term, based on the fair value of the award on the grant date.

s)     Business Combinations

        The Company accounts for business combinations using the acquisition method and accordingly, the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree are recorded at their acquisition date fair values. Goodwill represents the excess of the purchase price over the fair value of net assets, including the amount assigned to identifiable intangible assets. The primary drivers that generate goodwill are the value of synergies between the acquired entities and the Company and the acquired assembled workforce, neither of which qualifies as an identifiable intangible asset. Identifiable intangible assets with finite lives are amortized over their useful lives. Acquisition-related costs, including advisory, legal, accounting, valuation and other costs, are expensed in the periods in which the costs are incurred. The results of operations of acquired businesses are included in the Consolidated Financial Statements from the acquisition date.

t)     Equity investments

        For the investments in business entities accounted for using the equity method, the Group's share of the post-acquisition profits or losses is recognized in the consolidated statements of operations and its share of post-acquisition movements in reserves is recognized in reserves. When the Group's share of losses in a business entity equals or exceeds its interest in this entity, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the business entity.

        The Group reviews such for impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investments. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. The two equity method investments as of December 31, 2009 were Xiamen and Xian. The three equity method investments as of December 31, 2010 and 2011 were Xian, Fund Management Partnership and TianRe Fund I (see Note 7). Xiamen was disposed in the year ended December 31, 2010. No impairment losses were recorded for the year ended December 31, 2009, 2010 and 2011.

u)    Non-controlling interests

        Non-controlling interests represent the equity interests in the Group's subsidiaries that are not attributable, either directly or indirectly, to the Group. Prior to January 1, 2009, if the carrying value of the non-controlling interests' equity of the subsidiaries is reduced to zero, the subsidiaries' losses were no longer allocated to the non-controlling interests.

        On January 1, 2009, the Group adopted the new US GAAP guidance, which establishes accounting and reporting standards for the non-controlling interests in a subsidiary and for the deconsolidation of a subsidiary in an effort to improve the relevance, comparability and transparency of the financial information that a reporting entity provides in its consolidated financial statements. As required, the Group has incorporated the changes in its consolidated financial statements presentation for all years presented.

        In September 2009, the Group established a majority-owned subsidiary, namely BVMC, in which the Group owned an 85% equity interest. In October 2009, the Group established a majority-owned subsidiary, namely PRI, in which the Group owned a 70% equity interest.

        On June 14, 2011, the Company initially acquired 55% of the equity interest of Shanggu and will to acquire another 35% between 2014 and 2019 at the seller's option which the Company does not control, which is considered a put right. The portion of the non-controlling interest that can be put to the Company is accounted for as a mandatorily redeemable security because redemption is outside of the Company's control and is reported in the mezzanine equity section as redeemable non-controlling interest.. The exercise price of this put right is calculated using a formula based on the future net profits of Shanggu. The fair value of the non-controlling interest was calculated using a combination of a discounted cash flow model and market comparables of similar transactions and companies. Before June 30, 2014 when the non-controlling interest is not currently redeemable and it is probable that it will become redeemable, any subsequent changes in the redemption value will be recognized immediately as they occur with the carrying amount adjusted to the redemption value at the end of each reporting period. Subsequent to June 30, 2014, when the non-controlling interest is currently redeemable, its carrying amount will be adjusted to the maximum redemption value as of the balance sheet date for each period end. These adjustments to redemption value are calculated after allocating the net income or loss attributable to this non-controlling interest. These periodic adjustments are reflected only to the extent of any excess of the redemption value over fair value in the calculation of the Group's net loss per share (notes 2(z) and 9(b)).

        On July 21, 2010, TianRe Co., Ltd. was established with 65% of its equity interests owned by the Company. On November 15, 2011, Mr. Kevin Yung, Beijing IFM Investment Managements Limited and Everising Investment Management Company Ltd. entered into a share purchase agreement whereby Mr. Kevin Yung transferred his 10% stake in TianRe Co., Ltd to the Company through IFM BJ Inv for total consideration of RMB1.9 million. The remaining 25% is owned by Everising Investment Management Company Ltd. ("Everising"), a third party investment advisory firm.

        As of December 31, 2011, non-controlling interests are comprised of 15% of the net assets of BVMC held by Mr. Cai Yuxiang, 30% of the net assets of PRI held by Ms. Fang Na, 25% of the net assets of TianRe Co., Ltd. held by Everising and 45% of the net assets of Shanggu held by Mr. Wu Jiang, of which 35% is redeemable.

v)     Income tax

        Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax assets bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which it expects the difference to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

        The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group's uncertain tax positions and determining its provision for income taxes. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2009, 2010 and 2011. As of December 31, 2011, the Group did not have any significant unrecognized uncertain tax positions.

w)    Guarantees

        For certain guarantees a guarantor is required to recognize a liability for the fair value of the obligation undertaken in issuing the guarantee. For the periods covered by these financial statements, the Group provided interim guarantee services to banking institutions for the mortgage services it refers to banks as part of its mortgage management services in Beijing. An interim guarantee covers the period beginning when the bank disburses the mortgage loan to the property buyer and ending when the mortgage registration certificate is issued to the bank by the applicable property registry, which generally takes one to six months. Since the second quarter of 2010, the Group no longer offers interim guarantee services in Beijing due to regulatory changes.

x)     Statutory reserves

        The Company's subsidiaries in the PRC are required to make appropriations to certain non-distributable reserve funds. In accordance with the laws applicable to China's Foreign Investment

        Enterprises, the subsidiaries registered as wholly-owned foreign enterprises or sino-jointly invested companies under PRC law are required to make appropriations from its after-tax profits as determined under the Accounting Standards for Business Enterprises and the "Accounting System for Business Enterprises" as promulgated by the State of the People's Republic of China ("PRC GAAP") to non-distributable reserve fund, including a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The appropriation to the general reserve fund must be at least 10% of their after tax profits as determined under PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the boards of directors of the related subsidiaries. In addition, in accordance with the China Company Laws, the subsidiaries of the Company registered as China domestic companies must make appropriations from its after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the statutory public welfare fund and discretionary surplus fund is made at the discretion of the respective company.

        The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increase in registered capital of the respective company. The enterprise expansion fund can be used to expand production or to increase registered capital. The staff bonus and welfare fund is available to fund payments of special bonus to staff and for collective welfare benefits. The statutory public welfare fund is restricted to capital expenditures for the welfare of employees.

        Other statutory reserves are not transferable to the Company in the form of cash dividends, loans or advances and are therefore not available for distribution except in liquidation.

        For the year ended December 31, 2010, appropriations of RMB4,422,426 to the statutory reserve funds were made. No statutory reserve fund appropriations were made for the year ended December 31, 2011, as the surplus fund has reached 50% of the registered capital of the respective companies.

y)     Operating lease

        Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the lessor are expensed on a straight-line basis over the terms of the underlying lease.

z)     Net income (loss) per share and per ADS

        Basic net income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights to the extent that each class may share income for the period, whereas net loss is allocated to ordinary shares because other participating securities are not contractually obligated to share the loss of the Group. The Group's convertible redeemable preferred shares are participating securities. These preferred shares were converted on February 2, 2010 (see Note 18) and were no longer outstanding as of December 31, 2010 and 2011. Diluted net income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the exercise of share options (using the treasury stock method) and the conversion of the convertible redeemable preferred shares (using the if-converted method). Ordinary shares equivalents are not included in the denominator of the diluted net income (loss) per share calculation when inclusion of such shares would be anti-dilutive. Basic and diluted net income (loss) per ADS has been computed by multiplying the net income (loss) per share by 45, which is the number of shares represented by each ADS.

        The change in the carrying value of the redeemable NCI is reflected in the Group's net income (loss) per share and per ADS using the two-class method at the consolidated level. Periodic adjustments to recognize changes in redemption value are reflected in the Group's net income (loss) per share and per ADS only to the extent of any excess of the redemption value over initial fair value.

aa)   Recent accounting pronouncements

        In May 2011, the FASB issued revised guidance on "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs." The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity's shareholders' equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Group is currently evaluating the impact on our consolidated financial statements of adopting this guidance.

        In June 2011, the FASB issued revised guidance on "Presentation of Comprehensive Income." The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards." The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. Early adoption is permitted, however, the Group has not early adopted this guidance. The Group is currently evaluating the impact on our consolidated financial statements of adopting this guidance.

        In September 2011, the FASB issued revised guidance on "Testing of Goodwill for Impairment". The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance applies to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011 Early adoption is permitted, however, the Group has not early adopted this guidance. The Group is currently evaluating the impact on our consolidated financial statements of adopting this guidance.

        In December 2011, the FASB issued revised guidance on "Disclosures About Offsetting Assets and Liabilities". The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Group is currently evaluating the impact on our consolidated financial statements of adopting this guidance.

CERTAIN RISKS	12 Months Ended
Dec. 31, 2011
CERTAIN RISKS
CERTAIN RISKS

3. CERTAIN RISKS

a)
Significant risks and uncertainties

        The Group operates in a dynamic and high risk real estate industry and is susceptible to fluctuations in the real estate market in the PRC, and the property market in the PRC is at an early stage of development and is volatile, which could have a material adverse effect on the Group's business, financial condition and results of operations.

b)
PRC regulations

        The Chinese market in which the Group operates poses certain macro-economic and regulatory risk and uncertainties. These uncertainties extend to the ability of the Group to conduct business in the real estate sector in the PRC. Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the real estate industry remains highly regulated. Restrictions are currently in place and are unclear with respect to which segments of this industry foreign owned entities, like the Group may operate. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as real estate. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws and the Group's legal structure and scope of operations in the PRC, which could be subjected to further restrictions which could result in severe limits to the Group's ability to conduct business in the PRC.

        The real estate market in the PRC is typically affected by changes in government policies regarding the real estate industry, the financial market and other related areas. The PRC government has in the past adopted various administrative measures to restrain what it perceived as unsustainable growth in the real estate market, particularly when the real estate market in China has experienced rapid and significant growth. The PRC real estate market could experience a prolonged downturn in the future, which could have a material adverse impact on the Group's business, financial condition and results of operations.

c)
Concentration of credit risk

        Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, cash in bank-time deposits, restricted cash and accounts receivable.

        The Group's cash and cash equivalents, cash in bank-time deposits and restricted cash are deposited with several major financial institutions in the PRC. The Group has not experienced any losses on its deposits of cash and cash equivalent, cash in bank-time deposits, and its restricted cash.

        The Group is exposed to counterparty credit risk in the event of non-performance by counterparties to various agreements and sales transactions. The Group manages such risk by evaluating the financial position and creditworthiness of such counterparties. As of December 31, 2010 and 2011, there were no significant concentrations of credit risk with any individual counterparty or group of counterparties. Concentrations of credit risk associated with receivables are considered minimal due to the Group's diverse customer base.

d)
Foreign currency risk

        The RMB is not freely convertible into foreign currencies. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into other currencies. Cash and cash equivalents of the Group denominated in US$ included aggregate amounts of US$28.3 million and US$7.1 million, as of December 31, 2010 and 2011, respectively.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

        The following summarizes the Group's accounts receivable as of December 31, 2010 and 2011 (in RMB thousands):

	December 31,
	2010	2011
Accounts receivable	60,966	112,626
Less: Allowance for doubtful accounts	(10,367)	(15,536)

	50,599	97,090

        The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2009, 2010 and 2011 (in RMB thousands):

	Years ended December 31,
	2009	2010	2011
Balance at beginning of the year	(3,628)	(8,252)	(10,367)
Charged to costs and expenses	(12,151)	(9,041)	(14,343)
Write-off of receivable balances and corresponding provisions	7,527	6,926	9,174

Balance at end of the year	(8,252)	(10,367)	(15,536)

LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2011
LOANS RECEIVABLE
LOANS RECEIVABLE

5. LOANS RECEIVABLE

        The Group adopted the accounting guidance on disclosures about the credit quality of loan receivables and the allowance for credit losses as of December 31, 2010. This guidance requires information to be disclosed at disaggregated levels, defined as portfolio segments and classes.

        Based upon the analysis of credit losses and risk factors, since the Group only offers entrusted and mortgage credit loans to qualified consumers with the terms ranging from two to twelve months, which are secured by mortgage-free properties, it is considered as the only portfolio segment—entrusted consumer loans.

        The Group further evaluated the portfolio by the class of the loan receivables, which is defined as a level of information (below a portfolio segment). Considering the initial measurement attribute and a similar method for assessing and monitoring credit risk, the Group determined that the portfolio segment is the proper and lowest level of disaggregation to determine the allowance for credit losses for such.

        These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these classes of loans, adjusted for qualitative factors. These qualitative risk factors include:

  •
  Lending policies and procedures, including underwriting standards and collection, charge-off, and recovery practices.

  •
  Nature and volume of the portfolio and terms of loans.

  •
  National, regional, and local economic and business conditions as well as the condition of various market segments, including the value of underlying collateral for collateral dependent loans.

  •
  Experience, ability, and depth of lending management and staff.

  •
  Volume and severity of past due, classified and nonaccrual loans as well as and other loan modifications.

  •
  Quality of the Company's loan review system, and the degree of oversight by the Company's Board of Directors.
  •
  Existence and effect of any concentrations of credit and changes in the level of such concentrations.

  •
  Effect of external factors, such as competition and legal and regulatory requirements.

        The Group performs regular assessments on any potential losses associated with its entrusted and mortgage credit loans. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed. No impairment of loans receivable was recognized for the years ended December 31, 2010 and 2011.

        The following summarizes the Group's loans receivable as of December 31, 2010 and December 31, 2011 (in RMB thousands):

	December 31,
	2010	2011
Loans receivable	12,732	37,511
Less: impairment	—	—

	12,732	37,511

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

        Prepaid expenses and other current assets consisted of the following (in RMB thousands):

	December 31,
	2010	2011
Prepaid rental	33,796	19,149
Staff advances and deposits	2,815	4,016
Prepayments to suppliers	5,331	4,859
Others	13,154	9,345

Total	55,096	37,369

EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2011
EQUITY INVESTMENTS
EQUITY INVESTMENTS

7. EQUITY INVESTMENTS

        The following sets forth the changes in the Group's equity investments:

	Xiamen	Xian	Fund Management Partnership	Total
Balance as of December 31, 2009	524	356	—	880
Investments	—	—	6,535	6,535
Disposal	(600)	—	—	(600)
Share of associates' income (losses)	76	(80)	(601)	(605)

Balance as of December 31, 2010	—	276	5,934	6,210

Investments	—	—	1,890	1,890
Share of associates' (losses) income	—	(82)	2,577	2,495

Balance as of December 31, 2011	—	194	10,401	10,595

        On July 21, 2010, TianRe Co. Ltd. was established with 65% of its equity interests owned by the Company. The remaining 25% and 10% equity interests were owned by Everising and Mr. Kevin Yung respectively. TianRe Co. Ltd. is the general partner of Fund Management Partnership, a limited partnership established on August 11, 2010. The Company, through its subsidiary, is also a 64.35% limited partner in the Fund Management Partnership, while Everising and Mr. Kevin Yung were 24.75% and 9.9% limited partners, respectively. The partners in the Fund Management Partnership have invested a total of RMB10 million in the partnership; of this RMB10.0 million, the Company's investment amounted to RMB6.5 million.

        On August 19, 2010, TianRe Fund I was established with the Fund Management Partnership as the general partner holding 5.52% in TianRe Fund I and certain third party limited partners holding the remaining 94.48% interest. On October 22, 2010, the Fund Management Partnership invested RMB10.0 million in TianRe Fund I. TianRe Fund I has also raised RMB171.1 million from third party individual investors as limited partners through collaboration with a state-owned bank. TianRe Fund I has a term of two and half years with a one year additional extension.

        Fund Management Partnership does not have to be consolidated by the Company under either the VIE model, because Fund Management Partnership does not possess all the characteristics to be a VIE, or the voting interest model because the limited partners have substantive participating rights. The Company uses the equity method to account for its investment in Fund Management Partnership.

        In November 2010, TianRe Fund I and MMC BJ entered into an entrusted loan agreement whereby MMC BJ agreed to provide TianRe Fund I with a RMB30.0 million loan with an annual interest rate of 14%. The loan was made subsequent to year-end, in January 2011. In December 2010, TianRe Fund I agreed to provide a bridge loan to a real-estate developer, which amounted to RMB211.1 million. This loan was also made in January 2011, and was secured by a completed commercial property as collateral from the real-estate developer. This loan was fully repaid in December 2011.

        On November 15, 2011, Mr. Kevin Yung, TianRe Co. Ltd. and Everising Investment Management Company Ltd. entered into a share purchase agreement whereby Mr. Kevin Yung transferred his 10% stake in TianRe Co. Ltd. and 9.9% stake in Fund Management Partnership to IFM BJ Inv for total consideration of RMB1.9 million, which is considered fair value as it is determined based upon the present value of the estimated future earnings generated by the companies. This was accounted for as equity investment and recorded at its fair value.

        As of December 31, 2011, the company owned 75% of the equity interests of TianRe Co., Ltd. and the remaining 25% equity interests were owned by Everising. The Company's wholly-owned subsidiary, IFM BJ Inv is a 75% limited partner in the Fund Management Partnership, with Everising as the other limited partner holding the remaining 25% equity interest.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net, consisted of the following (in RMB thousands):

	December 31,
	2010	2011
Computers and software	35,954	42,586
Furniture, fixtures and equipment	27,228	28,729
Vehicles	6,928	6,928
Leasehold improvements	58,242	51,271

	128,352	129,514
Less: accumulated depreciation and amortization	(50,022)	(67,001)

Property and equipment, net	78,330	62,513

        For the years ended December 31, 2009, 2010 and 2011, depreciation and amortization expenses for property and equipment amounted to RMB16.0million, RMB20.9 million, and RMB29.9 million, respectively.

        The Group assessed the recoverability of the property and equipment by comparing the carrying value of the property and equipment to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. Where the fair value is lower than the carrying value, an impairment loss is recognized in the statements of operations for the difference between the fair value, using the expected future discounted cash flows, and the carrying value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2009, 2010 and 2011.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

9. BUSINESS COMBINATIONS

        a)    On December 31, 2010, as a part of the Group's business strategy to continue to develop company owned brokerage services, the Group acquired 100% of the equity interest in IFM CD, Chengdu Yichuan and MMC CD from Sichuan Yixing Property Development Limited ("Yixing") and a natural person, Lihong. Prior to the acquisition, Yixing was a regional sub-franchisor in Chengdu. The Company made an initial payment of RMB 15.0 million in December 2010 with the remaining purchase consideration of RMB 1.6 million paid in August 2011.The total purchase consideration of RMB16.6 million was allocated to net tangible assets and intangible assets acquired at the date of acquisition and goodwill as follows (in RMB thousands):

	Amount	Estimated Useful life
Net tangible assets acquired
Cash acquired	6,351
Other tangible assets acquired	772
Liabilities assumed	(6,896)
Intangible assets acquired:
Sub-franchisee base	2,044	2.9 years
CENTURY 21® franchise rights	6,990	12.3 years
Goodwill	7,326

Total purchase consideration	16,587

        In accordance with the original franchise agreement between Yixing and the Company, the contractual period was 20 years between May 2003 and May 2023 with no specific renewal or extension provisions. The Group considered this entity specific factor and determined that the estimated useful life of the reacquired franchise rights is the remaining contractual period which is 12.3 years from January 2011 to May 2023. Therefore, these rights are recognized as intangible assets and are amortized over the remaining contractual life of 12.3 years.

        Sub-franchisee base represents the customer relationship and franchise agreements with existing sub-franchisees. In accordance with the franchise agreements, there are no specific renewal or extension provisions. The Group considered this entity specific factor and determined that the estimated useful life of the sub-franchisee base is the average remaining contractual period with existing sub-franchisees which is 2.9 years.

        Goodwill represents the expected but unidentifiable business growth and networking effect, as a result of synergy from the acquisition. It is recognized by the excess of the purchase price over the fair value of net tangible assets and intangible assets the goodwill arising on this acquisition is classified within the franchise services segment. The Group did not incur any impairment loss on the goodwill arising from this acquisition for all the years presented. Based on the assessment on the acquired company's financial performance made by the Group, the acquired company is not considered material to the Group. Thus management believes the presentation of the pro forma financial information with regard to a summary of the results of operations of the Group for the business combination is not necessary.

        (b)   On June 14, 2011, the Company completed its acquisition of SG International Investments Limited ("Shanggu") which is a business engaged in primary real estate agency services and will allow the Company to enlarge its market share. The Company initially acquired 55% of the equity interest of Shanggu and will to acquire another 35% between 2014 and 2019 at the seller's option which the Company does not control,, which is considered a put right (note 2(u)). The exercise price of this put right is calculated using a formula based on the future net profits of Shanggu. Pursuant to the acquisition agreement, the total initial purchase consideration is estimated to be approximately RMB94.9 million which is based on projected future net income between Jun 30, 2012 and June 30, 2013. The Company made an initial acquisition payment of approximately RMB25.0 million in July 2011 with the remaining purchase consideration of the first 55% of equity stake payable between 2012 and 2015. The contingent payment was recognized as a liability on the acquisition date based on its fair value, which was estimated to be approximately RMB69.9 million based on the projected future net income of Shanggu between July 2011 and June 2013. As of December 31, 2011, the group estimated that the range of undiscounted amount of contingent consideration payable is between RMB0.0 and RMB77.4 million, based on the actual performance after acquisition and estimation of future net income during earn-out period. The contingent consideration payable will be marked to its fair value each reporting period through earnings. The Company re-measured the fair value of the contingent consideration and reduced the corresponding liability which resulted in a gain of RMB25.7 million for the year ended December 31, 2011 into its consolidated statements of operations.

	Amount	Estimated Useful life
Net tangible assets acquired	—
Intangible assets acquired:
Brand name	45,214	Indefinite
Customer relationships	13,811	7 years
Goodwill	128,705
Redeemable non-controlling interest	(67,185)
Non-controlling interest	(10,846)
Deferred tax liabilities	(14,756)

Total purchase consideration	94,943

        There were no tangible assets and liabilities acquired in the Shanggu acquisition as Shanggu had no assets or liabilities other than its brand name, customer relationships, management team and its operational processes.

        The Group has determined that the brand name acquired in Shanggu acquisition has the continued ability to generate cash flows indefinitely. There are no legal, regulatory, contractual, economic or other factors limiting the useful life of the brand name. Consequently, the carrying amount of the brand name is not amortized but is tested for impairment annually on November 30, or whenever events or changes in circumstances indicate that the carrying value of the brand name may not be recoverable. Such impairment test consists of a comparison of the fair value of the brand name with its carrying amount, and an impairment loss is recognized if and when the carrying amount of the brand name exceeds its fair value. The indefinite-live intangible asset is reassessed each reporting period to determine whether events or circumstance continue to support an indefinite useful life.

        The amortizable intangible assets have estimated useful lives of 7 years. Goodwill represents unidentifiable intangible assets, which is calculated as the excess of the purchase price over the estimated fair value of the net tangible and intangible assets acquired and is not deductible for tax purposes. The goodwill is attributable to the significant synergies expected to arise after the Company's acquisition of Shanggu. The Group has recorded an impairment loss of RMB26.2 million (US$4.2 million) for the year ended December 31 2011.

        The following summarizes the Group's redeemable non-controlling interest as of December 31, 2011 (in RMB thousands):

Balance as of December 31, 2010	—
Purchases, sales, issuances, and settlements (net)	67,185
Total gains or losses for the period	(1,004)

Balance as of December 31, 2011	66,181

        By December 31, 2011, the Company and the non-controlling interest shareholder, Mr. Wu Jiang, had made an additional capital contribution of RMB2.8 million and RMB2.4 million respectively to Shanggu in accordance with their voting interests at the time.

        Subsequent to the acquisition, as of December 31, 2011, Shanggu had generated RMB15.5 million in revenue from its primary agent service business and had net loss of RMB2.9 million.

Unaudited pro forma financial information

        The following unaudited pro forma consolidated results of operations of operations of the Group were prepared assuming that the acquisition was completed as of the beginning of the earliest period presented (in RMB thousands, except per share data):

	Year ended 1 January
	2010	2011
	(Unaudited)
Net revenue	564,642	619,683
Net loss attributable to IFM investments limited	(159,858)	(336,259)
Net loss per share, basic and diluted	(0.24)	(0.50)

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
GOODWILL

10. GOODWILL

        The following summarizes the changes in goodwill allocated to the Group's reportable segments (Note 26) as of December 31, 2010 and 2011 (in RMB thousands):

	Company-Owned Brokerage Services	Franchise Services	Primary and Commercial Services	Total
Balance as of January 1, 2010	7,911	1,370	—	9,281
Acquisitions	—	7,326	—	7,326
Balance as of December 31, 2010	7,911	8,696	—	16,607
Acquisitions	—	—	128,705	128,705
Impairments	(4,374)	—	(26,240)	(30,614)

Balance as of December 31, 2011	3,537	8,696	102,465	114,698

        Goodwill impairment losses for the year ended December 31, 2011 were RMB30.6 million (US$4.9 million), including a RMB4.4 million (US$0.7 million) impairment loss from the Shenzhen subsidiary acquired in July 2008 and a RMB26.2 million (US$4.2 million) impairment loss from SG International Investments Limited (Note 9(b)), as a result of the decline in the business conditions of the related entities due to the continuing nationwide slowdown in the real estate market. The goodwill impairment loss was determined using the two-step method described in note 2(q) and the fair values of the respective reporting units were determined using the discounted cash flow approach. The discounted cash flows were based on assumptions consistent with the strategic plan used to manage the underlying business. The Company made adjustments to the cash flows and discount rate to reflect the significantly lower fair value of the reporting units implied by the Company's share price after allowing for share price volatility. The valuation, incorporating these adjustments, was based on a nine year cash flow model with a long term growth rate of 3%, a discount rate of 16% and a terminal value based primarily on the discount and growth rates.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

11. INTANGIBLE ASSETS, NET

        The following summarizes the Group's intangible assets as of December 31, 2010 and 2011 (in RMB thousands):

	CENTURY 21® franchise rights	Customer relationships	Real estate listing databases	Trademark	Sub-franchisee base	Brand name	Mortgage credit license	Total
Cost	41,757	949	541	403	—	—	—	43,650
Accumulated amortization	(15,338)	(262)	(165)	(60)	—	—	—	(15,825)

Balance as of January 1, 2010	26,419	687	376	343	—	—	—	27,825
Additions	6,990	—	—	—	2,044	—	—	9,034
Amortization	(1,782)	(95)	(54)	(40)	—	—	—	(1,971)

Balance as of December 31, 2010	31,627	592	322	303	2,044	—	—	34,888
Additions	—	13,811	—	—	—	45,214	6,666	65,691
Amortization	(2,348)	(1,248)	(54)	(40)	(704)	—	(358)	(4,752)

Balance as of December 31, 2011	29,279	13,155	268	263	1,340	45,214	6,308	95,827

        The franchise rights acquired from Realogy entitled the Group to use and sub-franchise the CENTURY 21® brand in China. The franchise rights for China acquired from Realogy have a contractual period of 25 years with a specific renewal clause for another 25 years upon payment by the Company of US$4.5 million. The Group considered its historical experience in renewing or extending similar franchise agreements when determining the estimated useful life of the franchise rights acquired from Realogy. Given the lack of historical experience of the Group in renewing or extending similar arrangements with Realogy as the franchise relationship was first entered into with Realogy in 2000 for 25 years, the Group considered assumptions that market participants would use about the renewal or extension provisions. Since it is uncertain whether market participants would pay this US$4.5 million for the renewal of franchise rights in the future, the Group considered this entity-specific factor and determined that the estimated useful life of the franchise rights acquired from Realogy is the contractual period of 25 years, over which the recognized intangible assets are being amortized. The Group has determined that the customer relationship acquired from Shanggu acquisition has a useful life of 7 years and is amortized on a straight-line basis. The brand name arose from the acquisition of Shanggu and is an indefinite-lived intangible assets and is not amortized but is tested for impairment annually or whenever events or circumstances indicate that an impairment may have occurred.

        The Group has recorded approximately RMB2.0 million, RMB2.0 million and RMB4.8 million of amortization for intangible assets for the years ended December 31, 2009, 2010 and 2011, respectively.

        Based on the Group's intangible assets subject to amortization, the annual estimated amortization expense related to the above intangible assets is as follows (in RMB thousands):

2012	5,574
2013	5,504
2014	4,869
2015	4,869
2016	4,869
Thereafter	24,928

Total	50,613

        Management has assessed the intangible assets for the year ended December 31, 2011 for any impairment and no impairment was recognized.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

        Accrued expenses and other current liabilities consisted of the following (in RMB thousands):

	December 31,
	2010	2011
Salaries, commissions and welfare payable	71,623	83,460
Taxes payable	26,102	22,803
Royalty fees payable	1,692	1,225
Third party deposits	28,746	10,544
Advances from customers	434	—
Professional fees payable	16,059	7,431
Other current liabilities	18,380	25,039

Total	163,036	150,502

        Royalty fees payable relate to the Master Franchise Agreement entered into with Realogy. The royalty fees are determined based on the Group's franchise revenue for the periods.

DEFERRED REVENUE	12 Months Ended
Dec. 31, 2011
DEFERRED REVENUE
DEFERRED REVENUE

13. DEFERRED REVENUE

        Cash received in advance on contracts is deferred and recognized when the services are rendered. The deferred revenue is primarily related to advances received from customers relating to brokerage commissions and initial franchise fees received from franchisees. The deferred revenue as of December 31, 2010 and 2011 were RMB9.0 million and RMB7.8 million, respectively.

LONG-TERM DEPOSITS PAYABLE	12 Months Ended
Dec. 31, 2011
LONG-TERM DEPOSITS PAYABLE
LONG-TERM DEPOSITS PAYABLE

14. LONG-TERM DEPOSITS PAYABLE

        The Group receives security deposits from franchisees which are recorded as long-term deposits payable. These deposits are refundable at the end of the franchise agreement period if the franchisees do not breach the franchise agreements. The long-term deposits payable as of December 31, 2010 and 2011 were RMB13.3 million and RMB12.2 million, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

15. INCOME TAXES

Taxation in the Cayman Islands and the British Virgin Islands

        Neither the Cayman Islands nor the British Virgin Islands currently levies taxes on individuals or corporations based upon profits, income, gains or appreciation. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands or BVI withholding tax will be imposed.

        The Company and IFM Co. are tax-exempted companies incorporated in the Cayman Islands. Genius is a tax-exempted company incorporated in the British Virgin Islands.

Taxation in Hong Kong

        CIR is subject to income tax rate 16.5% in 2009, 2010 and 2011, respectively.

        BVMC is subject to income tax rate of 16.5% in 2010 and 2011, respectively.

PRC Corporate Income Tax

        On March 16, 2007, the National People's Congress of PRC enacted the Corporate Income Tax Law, under which Foreign Investment Enterprises and domestic companies would be subject to CIT at a uniform rate of 25%. This became effective on January 1, 2008. In accordance with the CIT Law, there will be a transition period for enterprises which currently receive preferential tax treatments granted by relevant tax authorities. Enterprises that are subject to a corporate income tax rate lower than 25% may continue to enjoy the lower rate and gradually transition to the new tax rate within five years after the effective date of the CIT Law.

        As Shanghai Ruifeng and Anshijie are both registered in Shanghai Pu Dong New Area, and Shenzhen CIR is registered in Shenzhen special economic zone, they are subject to the preferential income tax rate of 15% according to the Foreign Investment and Foreign Enterprise Income Tax Law before 2008. From January 1, 2008 onwards, the income tax rate is to be increased progressively from 18% to 25% from 2008 to 2012, respectively. Accordingly, they are subject to income tax rate of 20%, 22% and 24% in 2009, 2010 and 2011, respectively.

        In October 2009, Huachuang obtained a Software Enterprise Certification which entitles it to exemption from CIT for the first two years in which it has taxable income and a 50% reduction in CIT for each of the following three years. 2009 is the first year with taxable income.

        In September 2011, Kudian obtained a Software Enterprise Certification which entitles it to exemption from CIT for the first two years in which it has taxable income and a 50% reduction in CIT for each of the following three years. 2011 is the first year with taxable income.

        The provision for income tax is as follows (in RMB thousands):

	Years ended December 31,
	2009	2010	2011
Income tax provision:
Current	8,793	3,023	1,498
Deferred	(518)	(38)	(395)

Total	8,275	2,985	1,103

        The following table presents the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities as of December 31, 2010 and 2011 (in RMB thousands):

	December 31,
	2010	2011
Current
Deferred tax assets:
Allowance for doubtful accounts	2,525	3,395
Deferred revenue	1,071	814
Accrued expense and payroll	19,939	22,944
Advertising expense	—	1,359
Net operating loss carry forwards	—	—

Total deferred tax assets	23,535	28,512
Less: valuation allowance	(23,535)	(28,512)

	—	—

Non-current
Deferred tax assets:
Net operating loss carry forwards	32,001	118,550
Intangible assets and property and equipment	7,092	5,810

Total deferred tax assets	39,093	124,360
Less: valuation allowance	(39,093)	(124,360)

	—	—

Deferred tax liabilities:
Intangible assets and property and equipment	(1,803)	(17,543)

Net deferred tax liabilities	(1,803)	(17,543)

        The Group has made a full valuation allowance against its net deferred tax assets. The Group evaluates a variety of factors in determining the amount of valuation allowance, including the Group's limited operating history, accumulated deficit, existence of taxable temporary differences and expected reversal periods.

        The following table sets forth the movements of the valuation allowance for net deferred tax assets for the years presented (in RMB thousands):

	Years ended December 31,
	2009	2010	2011
Balance at beginning of the year	(46,766)	(22,540)	(62,628)
Write-back/(provision) for the year	24,226	(40,088)	(90,244)

Balance at end of the year	(22,540)	(62,628)	(152,872)

        The Group had total net operating losses carried forward as of December 31, 2009, 2010 and 2011 amounting to RMB3.4 million, RMB127.6 million and RMB481.7 million, respectively, which began to expire in 2011.

        The increase to net income and basic and diluted net income per share for the year ended December 31, 2009 resulting from the combined effects of CIT exemption and tax rate reductions amounted to RMB2.8 million and RMB0.01 per share, respectively. The combined effects of the CIT exemption and tax rate reductions for the year ended December 31, 2010, were to decrease net loss by RMB9.1 million and basic and diluted net loss per share by RMB0.01. The combined effects of the CIT exemption and tax rate reductions for the year ended December 31, 2011, were to decrease net loss by RMB4.5 million and basic and diluted net loss per share by RMB0.01.

        A reconciliation of income tax at the statutory income tax rate to the Group's effective tax rate is as follows:

	Years ended December 31,
	2009	2010	2011
Statutory income tax rates	25.0%	(25.0)%	(25.0)%
Effect of preferential tax rate	(2.7)%	2.6%	(1.0)%
Effect of income tax rate changes	1.1%	(1.2)%	(0.6)%
Changes in valuation allowance	(16.9)%	24.9%	26.6%
Others	(0.7)%	0.5%	0.4%

Effective tax rate	5.8%	1.8%	0.4%

        On December 6, 2007, the State Council issued the detailed implementation regulations of the new PRC Corporate tax law. Pursuant to the regulations, a 10% withholding income tax will be levied on dividends declared on or after January 1, 2008 by foreign investment enterprises to their foreign enterprise shareholders unless the enterprise investor is deemed as a PRC Tax Resident Enterprise ("TRE").

        The Company's subsidiaries have determined that they have no present plan to declare and pay any dividend on their shares in the foreseeable future. The Group plans to continue to reinvest its subsidiaries' undistributed earnings in their operations in China in the foreseeable future. As of December 31, 2010 and 2011, the cumulative undistributed earnings of RMB50,359,420 and RMB53,408,412 are included in consolidated retained earnings on the balance sheets, respectively. An estimated RMB5,035,942 and RMB5,340,841 in withholding taxes would be due if these earnings were remitted as dividends as of December 31, 2010 and 2011.

OTHER INCOME	12 Months Ended
Dec. 31, 2011
OTHER INCOME
OTHER INCOME
16. OTHER INCOME Other income for the year ended December 31, 2011 was RMB2.1 million, representing a tax refund from the local government of one of the Group's operating entities located in Beijing.

NET INCOME (LOSS) PER SHARE AND PER ADS	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE AND PER ADS
NET INCOME (LOSS) PER SHARE AND PER ADS

17. NET INCOME (LOSS) PER SHARE AND PER ADS

        The following table sets forth the computation of basic and diluted net income (loss) per ordinary share and ADS for the years ended December 31, 2009, 2010 and 2011(in RMB thousands, except per share and per ADS data):

	2009	2010	2011
Numerator:
Net income (loss) attributable to IFM Investments Limited	135,041	(162,238)	(336,515)
Accretion of Series A Preferred Shares	(5,175)	(381)	—
Accretion of Series B Preferred Shares	(11,251)	(832)	—
Income allocated to participating preferred shareholders	(64,639)	—	—

Numerator for basic and diluted net income (loss) per share	53,976	(163,451)	(336,515)

Denominator:
Weighted-average shares—basic	260,000	654,637	668,291
Potentially dilutive shares:
Preferred shares*	—	—	—
Options*	4,396	—	—

Weighted averages shares—diluted	264,396	654,637	668,291

Net income (loss) per share—basic	0.21	(0.25)	(0.50)

Net income (loss) per share—diluted	0.20	(0.25)	(0.50)

Net income (loss) per ADS—basic	9.34	(11.24)	(22.66)

Net income (loss) per ADS—diluted	9.19	(11.24)	(22.66)

        For the years ended December 31, 2009, 2010 and 2011, 311.3 million. nil and nil shares of preferred shares convertible to 311.3 million, nil and nil shares of ordinary shares were not included in diluted EPS under the if-converted method, respectively, because to do so would have been anti-dilutive. For the years ended December 31, 2009, 2010 and 2011, 39.4 million. 43.3million and 40.5 million shares of stock options were not included in diluted EPS under the if-converted method, respectively, because to do so would have been anti-dilutive.

CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

18. CONVERTIBLE REDEEMABLE PREFERRED SHARES

        The Group has determined that the convertible redeemable preferred shares (as described in Note 1(a)) should not be classified as liabilities since the preferred shares are contingently redeemable and that conversion and redemption features embedded in the convertible redeemable preferred shares are not required to be bifurcated and accounted for as a derivative since the embedded features do not permit or require net settlement and therefore do not meet the definition of a derivative. Since the conversion price of the convertible redeemable preferred shares exceeded the fair value of the Group's ordinary shares on the date of issuance of the Preferred Shares, no portion of the proceeds from the issuance was accounted for as attributable to the conversion feature.

        The key terms of the Series A and Series B Preferred Shares were as follows:

Dividend rights

        The holders of the Series A and Series B Preferred Shares are entitled to participate in non-cumulative dividend of 8% of the original issue price per annum, when and as declared by the Board of Directors. As long as Preferred Shares are outstanding, the Company may not pay any dividend to ordinary shareholders until all dividends declared and payable to the preferred shareholders have been paid. In the event the Company shall declare a dividend to the holders of ordinary shares, then in each such case, the holders of Preferred Shares shall be entitled to a proportionate share of such dividend on an as-converted basis.

Redemption rights

        In the event that a qualified initial public offering does not occur within six years of the Series A issuance date or five years of the Series B issuance date, the holders of Series A and Series B Preferred Shares may redeem any or all of Series A and Series B Preferred Shares at a redemption price equal to 115% of the original preferred shares issuance price per share plus all declared but unpaid dividends adjusted for share splits, share dividends, recapitalizations and other adjustments.

        The carrying value of the convertible redeemable preferred shares was accreted from its carrying value on the date of issuance to the redemption value using effective interest method over the period from date of issuance to the earliest redemption date. The accretion was recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges should be recorded by increasing the accumulated deficit.

Liquidation preferences

        In the event of a liquidation, dissolution or winding up of the Company, available assets and funds of the Company are first distributed to the holders of Series A and Series B Preferred Shares at their original issuance price per share multiplied by 115% plus any declared but unpaid dividends adjusted for share splits, share dividends, recapitalizations, and other adjustments. In the event that available assets and funds are insufficient to permit payment to the holders of the Series A and Series B Preferred Shares, the assets and funds will be distributed ratably to the Series A and Series B Preferred Shares holders based on their proportional share ownership. After the distribution to the holders of Series A and Series B Preferred Shares are made, any remaining legally available assets and funds shall be distributed to the holders of ordinary shares and Series A and Series B Preferred Shares pro rata on an as-converted basis.

Voting rights

        The holder of each Series A and Series B Preferred Shares shall be entitled to such number of votes as equals the whole number of ordinary shares into which such holder's collective Series A and Series B Preferred Shares are convertible immediately after the close of business on the record date of the determination of the Company's shareholders entitled to vote or, if no such record date is established, at the date such vote is taken or any written consent of the Company's shareholders is first solicited. The holders of Series A and Series B Preferred Shares shall vote together with the holders of ordinary shares, and not as a separate class or series, on all matters put before the members.

Conversion rights

        Each of the convertible preferred shares is convertible into the number of fully-paid ordinary shares as determined by dividing the original issue price applicable to such convertible preferred shares by the conversion price in effect at that time. The conversion price of Series A and Series B Preferred Shares shall initially be the original issue price of such Series A and Series B Preferred Shares and shall be adjusted in accordance with conversion provision contained in the Company's Articles of Association.

        With respect to the Series A Preferred Shares, these conversion provisions include certain performance-based adjustments related to certain targets of net profits after tax for the years ended December 31, 2007, 2008 and 2009 or the completion of a Qualified IPO prior to December 31, 2009. Depending on whether the pre-determined targets are met, the conversion price of the Series A Preferred Shares may be adjusted such that the Series A Preferred Shareholders' percentage ownership on an as-converted basis would decrease.

        "Qualified IPO" shall mean a firm commitment, underwritten registered public offering by the Company of its Ordinary Shares on an internationally recognized, major stock exchange acceptable to the preferred share holders (including, for example, the New York Stock Exchange or the NASDAQ), with a valuation of the Company, as a result of such public offering, of not less than US$400 million and with gross proceeds to the Company of at least US$100 million.

        The pre-determined target was not met for the year ended December 31, 2008. In the event there is any adjustment to the Series A Preferred Share conversion price, the Series B conversion price will also be adjusted such that the Series B Preferred Shareholders' percentage ownership on an as-converted basis immediately following such adjustment remains the same as the shareholding immediately prior to the adjustment to the Series A Preferred Share conversion price.

        On October 22, 2009, a special resolution of the Board was made to amend the Third Amended and Restated Articles of Association of the Company with respect to the performance-based adjustments to the Series A Preferred Shares. The change in fair value to the Series A Preferred Shares as a result of this modification was immaterial.

        On January 27, 2010, the shareholders and Board of the Company approved resolutions deeming their proposed offering (the "Proposed IPO") to be a Qualified IPO. As a result of this resolution, the terms of Series A Preferred Shares performance-based adjustments were modified such that they were effective upon the Proposed IPO as well as a Qualified IPO. This modification resulted in compensation expense of RMB4,914,648 (US$720,000) on the modification date.

        On February 2, 2010, all of the issued and outstanding 200,000,000 Series A Preferred Shares and 111,367,270 Series B Preferred Shares were converted into 238,842,277 Class A Ordinary Shares in accordance with the conversion terms; and re-designated all of the then issued and outstanding ordinary shares into Class A Ordinary Shares on a one to one basis and further re-designated 80,502,938 of the then issued and outstanding Class A Ordinary Shares registered in the name of Goldman Sachs Strategic Investments (Asia) L.L.C. into 80,502,938 Class B Ordinary Shares.

TREASURY STOCK	12 Months Ended
Dec. 31, 2011
TREASURY STOCK
TREASURY STOCK

19. TREASURY STOCK

        In August 2010, the Group's Board of Directors authorized an ADS repurchase program to repurchase up to US$20 million of the Company's ADSs (each ADS represents 45 ordinary shares). The Company completed repurchases of 22,478,850 shares of its Class A ordinary shares for approximately US$6.3 million (approximately RMB39.7million) as of December 31, 2011.

        The Company cancelled all shares repurchased as of December 31, 2011.

SHAREHOLDER RIGHTS PLAN	12 Months Ended
Dec. 31, 2011
SHAREHOLDER RIGHTS PLAN
SHAREHOLDER RIGHTS PLAN

20. SHAREHOLDER RIGHTS PLAN

        On November 17, 2010, the Company adopted a shareholder rights plan (the "Rights Plan") designed to protect the best interests of the Company and its shareholders. Subject to limited exceptions, these rights will be exercisable if a person or group becomes an "acquiring person" by acquiring beneficial ownership of 15% or more of the Company's ordinary shares or commencing a tender or exchange offer which, if consummated, could result in a person owning 15% or more of the Company's ordinary shares (the "Triggering Event"). In addition, if a person or group acquires beneficial ownership of 15% or more of the Company's ordinary shares, each right will generally entitle the holder, other than the acquiring person or group, to acquire ordinary shares of the Company (or, in certain circumstances, other securities) having a market value equal to twice the right's then current exercise price.

        The Company measures the rights based on their fair values. Considering the occurrence of the Triggering Event is remote, the grant date fair value of the rights is immaterial. There would be no impact on either basic or diluted EPS until the occurrence of the event triggering the ability to exercise the rights.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

21. SHARE-BASED COMPENSATION

        On August 18, 2006, and as amended and restated on October 19, 2007 and February 1, 2008, the Company adopted the 2006 Stock Incentive Plan and the Amended and Restated 2006 Stock Incentive Plan (the "Plan") under which 52.5 million shares have been authorized for issuance and 85.3 million shares have been reserved for issuance. In accordance with the Plan, if there is an adjustment to the then-in effect Series A Preferred Share conversion price, the number of shares reserved for issuance under the Plan shall be increased or decreased to such number of shares representing 8.41% of the equity interest of the Company, on a fully-diluted basis.

        In 2007, two batches of share options were granted under the Plan. For share-based award granted with performance conditions (Batch A), one-third (1/3) of the option shall become vested and exercisable on the 181st day following the date of an IPO and the remaining two-thirds (2/3) of the share options shall become vested and exercisable on the first anniversary of an IPO. For share-based award granted with service conditions (Batch B), one-fourth (1/4) of the option shall vest and become exercisable on the first anniversary of the effective date of the employment and the remaining three-fourths (3/4) shall vest quarterly over the following eight quarters.

        In 2008, two batches of share options were granted under the Plan based on service conditions. For Batch C, one-third (1/3) of the share options shall vest and become exercisable on each of the first, second and third anniversary dates of the Effective Date of the Option Agreement. Under Batch D, one-third (1/3) of the share options shall vest and become exercisable on each of the first, second and third anniversary dates of the date of Employment of Optionee.

        On February 2, 2009, the Company granted share options for 200,000 shares to a certain employee. One-third (1/3) of the share options should vest and become exercisable on each of the first, second and third anniversary dates of the date of employment of the option holder.

        On July 20, 2009, the Company granted 700,000 share options to certain employees. One-third (1/3) of the share options should vest and become exercisable on each of the first, second and third anniversary dates of the date of employment of option holders.

        On August 20, 2009, the Company granted 2,500,000 share options to certain employees. Of the total 2,500,000 share options granted, 1,500,000 share options should vest one-half (1/2) of the option on the first anniversary of the effective date of the employment agreement between the option holders and the Company, with the remaining share options vesting on each of the following four calendar quarters. The remaining 1,000,000 share options should vest one-third (1/3) of the share options on each of the first, second and third anniversary dates of the date of employment of the option holders.

        On October 22, 2009, a special resolution of the Board was made to amend the Third Amended and Restated Articles of Association of the Company with respect to the performance-based adjustments to the Series A Preferred Shares, which resulted in a modification to the Company's share options. This modification made each share option exercisable into 0.87 ordinary shares upon the completion of an IPO (modified as "Proposed IPO" on January 27, 2010) prior to March 31, 2010. This modification does not result in any incremental fair value because the terms of the share options included such anti-dilution provisions.

        On July 12, 2010, the Company granted 2,500,000 share options to certain employees. One-third (1/3) of the share options shall vest and become exercisable on each of the first, second and third anniversary dates of the Effective Date of this Option Agreement.

        On December 16, 2010, the Company granted 2,750,000 share options to certain employees. One-half (1/2) of the share options shall vest and become exercisable on the first anniversary date of the Effective Date of this Option Agreement, with the remaining share options vesting on each of the following four quarters.

        The exercise price for the purchase of share options upon the exercise of all or any portion of the share options shall be the Fair Market Value per share on the date of grant as determined by the Administrator in its sole discretion. Before the IPO, the Fair Market Value was provided by an independent third-party valuer at each of the share options' grant date. After the IPO, the Fair Market Value was determined based on the company's share price on the grant date. The term of the share options is five years from the grant date.

        Valuation Assumptions:    The Company estimated the fair value of share options using Black-Scholes Option Pricing valuation model. The fair value of each option grant is estimated on the date of grant with the following assumptions:

	Years ended December 31,
	2009	2010	2011
Expected volatility	70.50% - 75.40%	64.5% - 65.5%	—
Risk-free interest rate	3.09% - 3.76%	1.62% - 2.43%	—
Dividend yield	0.00%	0.00%	—
Expected term (in years)	3.1 - 3.5	3.2 - 3.5	—
Weighted average fair value of the underlying shares on the date of option grants (US$)	0.32	0.27	—

        No options were granted in year 2011.

        Expected Term:    Due to insufficient historical information, giving consideration to the contractual terms of the share-based awards, the Company adopted the simplified method for estimating the expected term to represent the period that the Company's share-based awards are expected to be outstanding.

        Expected Volatility:    The fair value of share-based payments made through the years ended December 31, 2009 and 2010 was valued using the Black-Scholes Option Pricing valuation method with a volatility factor based on the historical stock prices of comparable companies.

        Expected Dividend:    The Black-Scholes Option Pricing valuation model calls for a single expected dividend yield as an input. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments on its ordinary shares in the foreseeable future.

        Risk-Free Interest Rate:    The Company bases the risk-free interest rate used in the Black-Scholes Option Pricing valuation method on the implied yield currently available on China Treasury Bonds constant maturities with an approximate equivalent remaining term.

        Estimated Pre-vesting Forfeitures:    When estimating forfeitures, the Company considers both voluntary and company termination behavior.

        The following table summarizes the Group's share options activities for the years ended December 31, 2009, 2010 and 2011:

		Share options Outstanding
	Share options available	Number of Share options	Weighted Average Exercise Price (US$)
Balance as of December 31, 2008	10,576,880	41,900,000	0.12

Share options granted	(3,400,000)	3,400,000	0.32
Share options cancelled/forfeited	1,500,000	(1,500,000)	0.11

Balance as of December 31, 2009	8,676,880	43,800,000	0.13

Share options granted	(5,250,000)	5,250,000	0.27
Share options cancelled/forfeited	2,150,000	(2,150,000)	0.14
Share options exercised	—	(3,599,143)	0.11

Balance as of December 31, 2010	5,576,880	43,300,857	0.15

Share options granted	—	—	—
Share options cancelled/forfeited	1,840,536	(1,840,536)	0.18
Share options exercised	—	(977,582)	0.09

Balance as of December 31, 2011	7,417,416	40,482,739	0.15

        The weighted-average grant date fair value of options granted for the years ended December 31, 2009 and 2010 was US$0.17 and US$0.13 per option, respectively and no options were granted in year 2011.The following table summarizes the weighted average remaining contractual life and exercise price for the share options outstanding and exercisable as of December 31, 2011:

	Share options Outstanding			Share options Exercisable
Range of Exercise Prices (US$)	Number of options outstanding	Weighted Average Remaining Contractual Life (In years)	Weighted Average Exercise Price (US$)	Number of options outstanding	Weighted Average Remaining Contractual Life (In years)	Weighted Average Exercise Price US($)
0.08	400,000	1.61	0.08	400,000	1.61	0.08
0.11 - 0.12	9,494,436	0.59	0.11	9,494,436	0.59	0.11
0.13	23,288,303	0.60	0.13	23,288,303	0.60	0.13
0.25 - 0.29	4,150,000	3.81	0.27	1,841,667	3.85	0.26
0.32 - 0.33	3,150,000	2.66	0.33	2,716,667	2.64	0.33

	40,482,739	1.10	0.15	37,741,073	0.91	0.15

        There were 16,305,024 and 37,741,073 share options exercisable as of December 31, 2010 and 2011, respectively. The total fair value of options vested are US$984,109 and US$2,302,923 (approximately RMB6,495,000 and RMB14,494,367) as of December 31, 2010 and 2011, respectively. As of December 31, 2011, the intrinsic value of outstanding and exercisable share options were nil and nil, respectively, which is calculated as the difference between the company's closing stock price as of December 31, 2011 and the exercise price of the share option.

        The intrinsic value of exercised share options for the years ended December 31, 2011 was nil. The intrinsic value is calculated as the difference between the Company's closing stock price on the date of exercise and the exercise price of the shares options.

        Share-based compensation expense for share-based awards granted with performance conditions is recognized using the graded-vesting method. For the years ended December 31, 2009, the Company did not recognize any share-based compensation as the vesting of the performance condition awards is contingent upon an IPO which is not considered probable until the event happens.

        On January 28, 2010, the Company notified certain of the option holders under Batch A, that their awards would vest upon the Company's IPO, as after evaluating certain communications and documents, the performance condition in the options was considered met, the Company would recognize compensation expense of US$1.4 million (approximately RMB9.5 million) from the IPO date over the remaining vesting period of one year. Share-based compensation expenses for other batches of share-based awards which are based on service conditions are recognized using the straight-line attribution approach.

        Mr. Kevin Yung's employment with the Company ceased in August 2011 and he ceased to be a board director effective on November 21, 2011. On November 21, 2011, the Company agreed that, subject to Mr. Yung's compliance of certain non-competition undertakings, his option agreement will remain effective as if he were an employee of the Company, including the terms regarding any option re-pricing or any extension of the exercise period from time to time. The Company accounted for this modification of the options on November 21, 2011 in accordance with the relevant stock compensation guidance and recorded the incremental fair value increase of RMB71,000 into the consolidated statements of operations. Since Mr. Yung's termination as an employee and the modification to his option occurred concurrently, his options continue to be subject to ASC 718.

        For the years ended December 31, 2009, 2010 and 2011, the Company recognized share-based compensation of approximately RMB1,858,000, RMB16,860,000 and RMB3,234,000, respectively. The amount of share based compensation was included in "Selling, general and administrative expenses in the Company's consolidated statements of operations

        As of December 31, 2011, there was US$282,957 (approximately RMB1,780,903) of total unrecognized compensation cost related to non-vested share-based compensation granted under the plan. The cost is expected to be recognized over a weighted average period of 1.13 years.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

22. EMPLOYEE BENEFIT PLANS

        The Group participates in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. PRC labor regulations require the companies to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant labor bureau is responsible for meeting all retirement benefit obligations; the Group has no further commitments beyond its monthly contribution. Employees of the Company located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The PRC government is directly responsible for the payments of the benefits to these employees.

        The total contributions for such employee benefits were approximately RMB18.7 million, RMB34.4 million and RMB56.5million for the years ended December 31, 2009, 2010 and 2011, respectively. Amounts accrued and included in salaries, commissions and welfare payable in the accompanying balance sheets were approximately RMB9.9 million and RMB7.9 million as of December 31, 2010 and 2011, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

23. COMMITMENTS AND CONTINGENCIES

a)    Contractual obligations with franchisees

        The Group establishes franchise arrangements with franchisees in the PRC to grant trademark of "CENTURY 21®" for a contractual period and receives recurring franchise fees throughout the period. The Group is obligated to provide ongoing support to franchisees for the operation of "CENTURY 21®" system and provide operational guidance and training to franchisees.

b)    Operating lease commitments

        The Group has operating lease agreements principally for its administrative offices and real estate brokerage stores. These leases expire by 2015 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were RMB72.4 million, RMB127.3 million and RMB180.8 million, respectively.

        Future minimum lease payments under these non-cancellable operating lease agreements as of December 31, 2011 are as follows (in RMB thousands):

For the year ending December 31,
2012	107,962
2013	73,076
2014	33,373
2015	14,804
2016	2,913
2017	134

Total	232,262

c)     Minimum Service Fees

        The Group is required to pay annual minimum service fees to Realogy for the licensing of the CENTURY 21® brand to 2025. The minimum service fees is the greater of the minimum of US$100,000 (approximately RMB629,390) or an amount calculated by multiplying US$500 (approximately RMB3,147) by the number of sales offices in the Group's CENTURY 21® franchise network. The minimum service fees for future years are as follows (in RMB thousands):

2012	629
2013	629
2014	629
2015	629
2016	629
Thereafter	5,192

Total	8,337

d)    Litigation

        From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group's financial position or results of operations. However, litigation is subject to inherent uncertainties and the Group's view of these matters may change in the future. When an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Group's financial position and results of operations for the periods in which the unfavorable outcome occurs, and potentially in future periods.

        GL Asia Mauritius II Cayman Ltd. ("GLA"), an affiliate of Avenue Capital and one of our shareholders, filed a petition on December 30, 2011 in the Grand Court of the Cayman Islands, the Company's jurisdiction of organization, to request an order to wind up the Company and other remedies. The Group, having consulted with its legal counsel, believes that there is no basis for any of GLA's claims, and that a winding up would not be the appropriate remedy for any of the claims made. The Group filed a summons to strike out GLA's petition on January 6, 2012, and is contesting GLA's petition.

e)    Contingent Consideration payable

        The contingent consideration payable arose from the Company's business acquisition of SG International Investments Limited in the second quarter of 2011 and is measured at fair value. The contingent consideration payable as of December 31, 2011 was RMB44.2 million (US$7.0 million).

f)     Long-term Deposits Payable

        The Group receives security deposits from franchisees which are recorded as long-term deposits payable. These deposits are refundable at the end of the franchise agreement period if the franchisees do not breach the franchise agreements. The long-term deposits payable as of December 31, 2011 were RMB12.2 million (US$1.9 million).

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

        The table below sets forth the related parties and their relationships with the Group:

Related parties	Relationships with the Group
Xian	Investment under the equity method
Fund Management Partnership	Investment under the equity method
TianRe Fund I	Investment under the equity method

        As of December 31, 2011, the company owned 75% of the equity interests of TianRe Co., Ltd. and the remaining 25% equity interests were owned by Everising. The Company's wholly-owned subsidiary, IFM BJ Inv is a 75% limited partner in the Fund Management Partnership, with Everising as the other limited partner holding the remaining 25% equity interest.

        Refer to Note 7 for the related party transactions of the equity interests in TianRe Co., Ltd. and Fund Management Partnership. As of December 31, 2010 and 2011, the amounts due from/to related parties consisted of the following (in RMB thousands):

	December 31,
	2010	2011
Amounts due from related parties
Fund Management Partnership	1,338	21
Xian	372	50

Total amounts due from related parties	1,710	71

Amounts due to related parties
Fund Management Partnership	11	16
Xian	250	250

Total amounts due to related parties	261	266

VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2011
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

25. VARIABLE INTEREST ENTITIES

        To comply with PRC laws and regulations, the Company conducts certain business in the PRC through its VIEs. On September 6, 2010, the Company established two entities in Beijing, China, Beijing Rongzhong Xingye Investment Management Company Ltd., and Beijing Huaxing Tianye Investment Management Company Ltd which are VIEs consolidated by the Company ("VIEs"). On January 25, 2011, the Company, through its VIEs, acquired a company based in Beijing with a license to offer mortgage credit loans with properties as collateral.

        The Group adopted the US GAAP guidance on consolidating VIEs which require certain VIEs to be consolidated by the primary beneficiary of the entity. Management evaluated the relationships among MMC BJ, the VIEs, and their shareholders and concluded that MMC BJ is the primary beneficiary of the VIEs as MMC BJ is entitled to substantially all the economic risks and rewards of the VIEs, and has the power to direct the activities that most significantly impact the VIEs. As a result, these VIEs' results of operations, assets and liabilities have been included in the Group's consolidated financial statements.

        On November 24, 2010, the Company established Beijing Longhe Weiye Real Estate Brokerage Co., Ltd. to expand the Group's real estate brokerage service in Beijing.

        As of December 31, 2011, the total assets of the consolidated VIEs were RMB45.9 million, mainly comprising investment in associates and prepaid expenses and other current assets. As of December 31, 2011, the total liabilities of the consolidated VIEs were RMB 40,000 , mainly comprising accrued expenses and other current liabilities. There are no VIEs where the Company has a variable interest but is not the primary beneficiary.

        For the years ended December 31, 2011 and 2010, the net loss of the consolidated VIEs was RMB1.7 million and RMB0.3 million, respectively. All intercompany transactions and balances were eliminated upon consolidation.

        For the year ended December 31, 2010, the consolidated net cash used in operating activities amounted to RMB40.0 million. For the year ended December 31, 2011, the consolidated net cash provided by operating activities amounted to RMB38.3 million (US$6.1 million). Net cash used in investing activities for fiscal years 2010 and 2011 amounted to nil and RMB 40.5 million (US$6.4 million), respectively. Net cash provided by financing activities for fiscal years 2010 and 2011 amounted to RMB 42.5 million and nil, respectively.

        The consolidated VIEs are directly owned by certain executive officer and employees of the Group. Capital for these VIEs was funded by the Group through loans provided to those executive officer and employees, and was initially recorded as loans to related parties. These loans are eliminated for accounting purposes against the capital of the VIEs upon consolidation.

        Under contractual agreements with the Group, those executive officer and employees of the Group who are shareholders of the VIEs are required to transfer their ownership in these entities to the Group, if permitted by PRC laws and regulations, or, if not so permitted, to designees of the Group at any time to repay the loans outstanding. The VIEs conferred an exclusive and irrevocable right to the Company that the Company can purchase all or part of the shares of the acquired company at a price of RMB1.0 at its own discretion under the Chinese law. Those executive officer and employees of the Group who are shareholders of the VIEs have pledged their shares in the VIEs as collateral for the loans. As of December 31, 2011, the aggregate amount of these loans was RMB47.5 million.

        As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company will conduct certain business in the PRC through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

26. SEGMENT INFORMATION

        The reportable segments represent the Group's operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker ("CODM") to assess performance and to allocate resources. In identifying its reportable segments, the Group also considers the nature of services provided by its operating segments. The Group's CODM has been identified as the Chairman and Vice Chairman, who review the consolidated and segment results when making decisions about allocation of resources and assessing performance of the Group.

        Management has determined that the Group operates in four reportable segments: Company-owned Brokerage Services, Franchise Services, Mortgage Management Services and Primary and Commercial Services.

        The Mortgage Management Services business grew substantially in 2008 and accordingly had its revenue, costs and expenses reviewed separately by the CODM starting from 2008.

        Primary and Commercial Services grew substantially in 2010 and accordingly had its revenue, costs and expenses reviewed separately by the CODM starting from 2010. All segment data for all prior years presented have been restated to reflect the Primary and Commercial Services segment as a separate segment.

        Management evaluates the operating results of each of its reportable segments based upon (1) revenue from external customers, (2) commissions and other agent-related costs, (3) operating costs, (4) selling, general and administrative expense, (5) income (loss) from operations and (6) net income (loss), each of which is presented in the Group's Consolidated Statements of Operations.

        As the asset information is not included in the reporting package reviewed by the CODM nor in any other public reports, the disclosure of the asset information by segment is not necessary.

        The following tables summarize the selected revenue and expenses information for each reportable segment for the years ended December 31, 2009, 2010 and 2011:

	Year ended December 31, 2009 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	590,222	28,223	32,926	285	—	651,656
Commissions and other agent-related costs	(281,948)	(2,045)	(4,823)	(330)	—	(289,146)
Operating costs	(109,800)	(7,990)	(1,687)	(128)	—	(119,605)
Selling, general and administrative expenses	(55,548)	(12,107)	(8,803)	(985)	(23,978)	(101,421)
Income (loss) from operations	142,926	6,081	17,613	(1,158)	(23,978)	141,484
Net income (loss)	140,239	4,555	13,677	(1,158)	(22,518)	134,795

	Year ended December 31, 2010 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	482,371	17,011	24,381	7,066	—	530,829
Commissions and other agent-related costs	(307,153)	(759)	(6,550)	(4,410)	—	(318,872)
Operating costs	(187,298)	(7,260)	(1,827)	(3,106)	(179)	(199,670)
Selling, general and administrative expenses	(80,560)	(13,446)	(9,759)	(5,067)	(67,439)	(176,271)
(Loss) income from operations	(92,640)	(4,454)	6,245	(5,517)	(67,618)	(163,984)
Net (loss) income	(83,952)	(5,597)	5,026	(5,517)	(73,660)	(163,700)

	Year ended December 31, 2011 (in RMB thousands)
	Company- Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	513,375	23,546	22,903	44,735	—	604,559
Commissions and other agent-related costs	(394,865)	(1,490)	(6,786)	(25,779)	—	(428,920)
Operating costs	(271,562)	(8,873)	(1,672)	(14,352)	(193)	(296,652)
Selling, general and administrative expenses	(107,843)	(15,492)	(10,696)	(17,052)	(67,027)	(218,110)
Goodwill impairment	(4,374)	—	—	(26,240)		(30,614)
Net fair value change in contingent consideration	—	—	—	25,716	—	25,716
(Loss) income from operations	(265,269)	(2,309)	3,749	(12,972)	(67,220)	(344,021)
Net (loss) income	(264,722)	(2,311)	3,620	(12,972)	(64,025)	(340,410)

        All of the Group's revenues from external customers are generated in the PRC.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

27. SUBSEQUENT EVENTS

        a.     The Company changed the ratio of its American depositary shares ("ADSs") to Class A ordinary shares from 1:15 to 1:45 (the "Ratio Change") effective April 16, 2012. Pursuant to the Ratio Change, the record holders of the Company's ADS as of the effective date were entitled to receive one (1) new ADS, each representing forty-five (45) shares, in exchange for every three (3) ADSs held by them. No new shares were issued in connection with the Ratio Change. All ADSs and per ADS amounts presented in the consolidated financial statements have been restated on a retroactive basis to reflect the effect of the Ratio Change.

        b.     On April 27, 2012, the Company entered into a restructuring deed with GLA, IFM Overseas Partners L.P. ("IFMOP"), Donald Zhang, Harry Lu and IFM Overseas Limited, the general partner of IFMOP ("Restructuring Deed") pursuant to which the existing secured note between two of Company's shareholders, GLA and IFMP ("Existing Note") will be amended and restated on the terms set out in a new secured note ("New Note") between the two shareholders on the restructuring date. To secure its obligations under the New Note, IFMOP will mortgage all of its ordinary shares in the Company to GLA. Pursuant to the Restructuring Deed, the restructuring will be consummated within 45 days after the date of the Restructuring Deed upon satisfaction of certain conditions precedent, and on the restructuring date, (i) the parties to the Restructuring Deed will release each other from all claims under certain legal proceedings, including the petition to request an order to wind up the Company and other remedies filed by GLA on December 30, 2011 (note 23(d)), (ii) the Existing Note will be amended and restated by the New Note, (iii) GLA will be granted an option within a period of six months commencing on the earlier of the date of repayment or maturity of the New Note, to require IFMOP and the Company to buy or procure the purchase of all or any portion of the Company's ordinary shares held by GLA, at a purchase price to be calculated based on the then current weighted average trading price of the Company's ADSs or, if the Company's ADSs or ordinary shares cease to be listed and traded on any stock exchange, the fair market value to be determined by a financial advisor, and (iv) GLA will be granted certain other rights, including, among others, information rights. In addition, GLA was granted on the date of the Restructuring Deed a right of prior approval over certain corporate matters relating to the Company and the Company's business, including, among others, change in capital structure, disposal and acquisition of material assets, and incurrence of any material indebtedness. These approval rights would terminate if the restructuring is not consummated as contemplated.

        The Group is currently in the process of evaluating the accounting implications of the above transactions.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

28. RESTRICTED NET ASSETS

        Relevant PRC laws and regulations permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the PRC subsidiaries are required to annually appropriate 10% of net after-tax income to the general reserve fund or statutory surplus fund (see Note 2(x)) prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries are restricted in their ability, which restricted portion amounted to approximately RMB859.8 million and RMB712.5 million as of December 31, 2010 and 2011, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from the PRC subsidiaries due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends to make distributions to shareholders.

ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS

29. ADDITIONAL INFORMATION—CONDENSED FINANCIAL STATEMENTS

        The Company performed a test on the restricted net assets of consolidated subsidiaries and VIE in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), "General Notes to Financial Statements" and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2011. Therefore the separate condensed financial statements of the Company should be presented with the Company's investments in its subsidiary under the equity method of accounting

        The Company was incorporated in the Cayman Islands on November 30, 2005, by IFM Holding Company Ltd., a Cayman Islands exempt company. IFM Holding was a wholly-owned subsidiary of Maxpro International Enterprise, Inc. ("Maxpro"), a New York corporation. Maxpro was 100% owned by Mr. Donald Zhang through D&M Capital Corporation.

        The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

        The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2011.

        Operating expenses for the Company for the years ended December 31, 2009, 2010 and 2011 included share-based compensation as a result of the options granted to employees of the Company in 2009, 2010 and 2011. Total share-based compensation for the years ended December 31, 2009, 2010 and 2011 were approximately RMB1,858,000, RMB16,860,000 and RMB3,234,000, respectively.

Financial information of parent company
Condensed Balance Sheets
(in thousands, except par value)

	December 31,
	2010 RMB	2011 RMB	2011 US$
			(Note 2(c))
ASSETS
Current assets:
Cash and cash equivalents	83,106	34,080	5,415
Restricted cash	1,327	—	—
Amounts due from subsidiaries, associates and related parties	85,640	124,964	19,855
Prepaid expenses and other current assets	77	1,906	303

Total current assets	170,150	160,950	25,573

Non-current assets:
Long-term investments	594,791	265,656	42,209

Total assets	764,941	426,606	67,782

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	7,156	5,915	940
Amounts due to subsidiaries, associates and related parties	2,717	14,645	2,327

Total liabilities	9,873	20,560	3,267

Shareholders' equity:
Class A ordinary shares (US$0.001 par value, 3,133,000 and 3,133,000 shares authorized, 608,793 and 667,672 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	4,533	4,939	785
Class B ordinary shares (US$0.001 par value, 100,000 shares authorized, 80,503 shares issued and outstanding as of December 31, 2010, none outstanding as of December 31, 2011)	550	—	—
Treasury stock	(25,824)	—	—
Additional paid-in capital	1,072,079	1,033,892	164,269
Statutory reserves	5,595	5,595	889
Accumulated deficit	(301,865)	(638,380)	(101,428)

Total shareholders' equity	755,068	406,046	64,515

Total liabilities and shareholders' equity	764,941	426,606	67,782

Financial information of parent company
Condensed Statements of Operations
(in thousands)

	Years Ended December 31,
	2009 RMB	2010 RMB	2011 RMB	2011 US$
				(Note 2(c))
Costs and expenses:
Selling, general and administrative expenses	(8,360)	(24,903)	(5,611)	(891)

Total costs and expenses	(8,360)	(24,903)	(5,611)	(891)

Loss from operations	(8,360)	(24,903)	(5,611)	(891)
Interest income	19	597	212	34
Foreign currency exchange gain (loss)	2	(3,350)	(1,981)	(315)

Loss before share of subsidiaries' and associates' (loss) income	(8,339)	(27,656)	(7,380)	(1,172)
Share of subsidiaries' and associates' income (loss)	143,380	(134,582)	(329,135)	(52,294)

Net income (loss)	135,041	(162,238)	(336,515)	(53,466)
Accretion of convertible redeemable preferred shares	(16,426)	(1,213)	—	—
Income allocated to participating preferred shareholders	(64,639)	—	—	—

Net income (loss) attributable to ordinary shareholders	53,976	(163,451)	(336,515)	(53,466)

Condensed Statements of Cash Flows
(in thousands)

	Years Ended December 31,
	2009 RMB	2010 RMB	2011 RMB	2011 US$
				(Note 2(c))
Net cash used in operating activities	(11,529)	(7,800)	(31,020)	(4,928)
Net cash used in investing activities	—	(410,569)	—	—
Cash flow from financing activities:
Share repurchase	—	(26,816)	(15,332)	(2,436)
Payment of initial public offering costs	(4,251)	(13,572)	(1,315)	(209)
Proceeds from issuance of ordinary shares upon initial public offering	—	557,455	—	—
Proceeds from issuance of ordinary shares upon exercise of share options	—	2,664	583	93
Repayments of short-term borrowing to subsidiaries	(27,531)	(25,760)	—	—
Net cash (used in) provided by financing activities	(31,782)	493,971	(16,064)	(2,552)
Effect of exchange rate changes on cash and cash equivalents	(29)	(1,394)	(1,942)	(309)

Net (decrease) increase in cash and cash equivalents	(43,340)	74,208	(49,026)	(7,789)
Cash and cash equivalents at the beginning of year	52,238	8,898	83,106	13,204

Cash and cash equivalents at the end of year	8,898	83,106	34,080	5,415